1933 Act File No. 33-87762                            1940 Act File No. 811-8918

                                    Form N-1A
                       Securities and Exchange Commission
                             Washington, D.C. 20549

Registration Statement Under the Securities Act of 1933          [ ]
     Pre-Effective Amendment No.                                 [ ]

     Post-Effective Amendment No. 15                             [x]

                                     and/or

Registration Statement Under the Investment Company Act of 1940  [ ]
     Amendment No. 16                                            [x]

                        (Check appropriate box or boxes.)

                           THE HIRTLE CALLAGHAN TRUST
               (Exact Name of Registrant as Specified in Charter)

                    100 Four Falls Corporate Center Suite 500
                        West Conshohocken, PA 19428-2970
               (Address of Principal Executive Offices) (Zip Code)

                                  610-828-7200
              (Registrant's Telephone Number, including Area Code)

Laura Anne Corsell, Esq.                (With Copy To):
7307 Elbow Lane                         Audrey Talley, Esq.
Philadelphia, PA 19119                  Drinker Biddle & Reath
                                        1345 Chestnut Street
                                        Philadelphia, PA, 19107-2700

                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  NA

It is proposed that this filing will become effective (check appropriate box)
     [ ] Immediately upon filing pursuant to paragraph (b)
     [ ] on ______________ pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(i)
     [ ] on _______ pursuant to paragraph (a)(1) of rule 485
     [x] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
     [ ] on ________ pursuant to paragraph (a)(2) of Rule 485
     [ ] on November 1, 1999 pursuant to paragraph (a)(3) of Rule 485
     [x] on September 5, 2000, pursuant to Rule 461 acceleration request

                                                      THE HIRTLE CALLAGHAN TRUST
================================================================================
                                   ----------
                                   PROSPECTUS
                                   ----------

                               SEPTEMBER ___, 2000


     The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete.
            Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
================================================================================

A Summary of the risks, past performance and fees of each Portfolio

Portfolio Descriptions and Expenses
-----------------------------------
     The Equity Portfolios
       The Value Equity Portfolio
       The Growth Equity Portfolio
       The Small Capitalization Equity Portfolio
       The International Equity Portfolio
     The Income Portfolios
       The Intermediate Term Municipal Bond Portfolio
       The Fixed Income Portfolio
       The Fixed Income II Portfolio
       The High Yield Portfolio

An overview of securities that may be purchased, investment techniques that may be used and the risks associated with them.

Investment Risk and Strategies
------------------------------
     About Equity Securities
     -----------------------
     About Fixed Income Securities
     -----------------------------
     About Temporary Investment Practices
     ------------------------------------
     About Hedging Strategies, Derivatives and
     -----------------------------------------
     Other Permitted Instruments
     ---------------------------

A look at the people and organizations responsible for the investments and operation of the Trust's Portfolios

Management of the Trust
-----------------------
     Hirtle Callaghan & Co., Inc.
     The Specialist Managers

Your Guide to an Account in the Hirtle Callaghan Trust

Shareholder Information
-----------------------
     Purchases and Redemptions
     Dividends, Distributions and Taxes
     Additional Information

Selected Per Share Information

Financial Highlights
--------------------
Where to Learn More
-------------------

INTRODUCTION TO THE HIRTLE CALLAGHAN TRUST
================================================================================

The Trust offers both equity oriented and fixed income investments.

Portfolio management is provided by Specialist Managers seeking securities whose long-term economic value is not reflected in current market prices.

TOP-DOWN investing means focusing on industry and economic trends to identify those market sectors that may offer investment opportunities, often before analyzing information relating to specific issuers.

BOTTOM-UP   investing  means  seeking  investment   opportunities  by  analyzing
fundamental information about a company -- factors such as earnings and sales, product lines and the ability of the company's management.

Your investment in any Portfolio of the Trust involves a risk that you will lose money on your investment.

The Hirtle Callaghan Trust ("Trust") offers eight separate investment portfolios (each a "Portfolio"). Of these, four -- The Equity Portfolios -- invest primarily (i.e. at least 65% of assets) in equity securities. The remaining four portfolios -- The Income Portfolios -- invest primarily in fixed income securities.

Hirtle Callaghan & Co. serves as the overall sponsor and investment adviser to the Trust, monitoring the performance of the individual Portfolios and advising the Trust's Board of Trustees. Day-to-day investment decisions are made for the Portfolios by one or more independent money management organizations -- the SPECIALIST MANAGERS.

The Equity Portfolios are designed to operate on a "MULTI-MANAGER" basis. This means that each of the Trust's Portfolios may be managed by more than one Specialist Manager. Each of the Equity Portfolios has retained two separate portfolio management firms to make investment decisions on its behalf. The multi-manager structure of the Equity Portfolios is designed to combine a TOP-DOWN INVESTMENT PHILOSOPHY, often coupled with quantitative techniques, and A BOTTOM-UP STOCK SELECTION APPROACH that focuses on fundamental analysis. At present, the Income Portfolios are each served by a single Specialist Manager.

There are two basic risks to which all mutual funds, including each of the Portfolios of the Trust, are subject. Mutual fund shareholders run the risk that the value of the securities held by a Portfolio may move down in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies. This is referred to as "MARKET RISK." The second risk common to all mutual fund investments is "MANAGEMENT RISK" -- the risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

Investments in any one of the Equity Portfolios also involve other risks, which we refer to here as "MULTI-MANAGER RISK." This is the risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments; (b) pair Specialist Manager that have complementary investment styles (e.g. top-down vs. bottom-up investment selections processes; or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. Moreover, use of the multi-manager structure may, under certain circumstances, incur costs that might not occur in a portfolio that is served by a single Specialist Manager.

Depending on the investments made by an individual Portfolio and the investment strategies and techniques used by its Specialist Manager(s), a Portfolio may be subject to additional risks. On the following pages you will find a Portfolio by Portfolio summary of the investment policies of each Portfolio of the Trust, illustrations of the past performance of the individual Portfolios and the expenses that you will bear as a shareholder of each Portfolio, and a summary of the investment risks to which each Portfolio may be subject. A more detailed discussion of these investment risks appears under the heading "INVESTMENT RISK AND STRATEGIES" later in this prospectus.

FUND DESCRIPTION AND RISK FACTORS -- THE VALUE EQUITY PORTFOLIO
================================================================================

INVESTMENT OBJECTIVE. The investment objective of this Portfolio is to provide total return consisting of capital appreciation and current income. The Value Equity Portfolio seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities.

PRINCIPAL INVESTMENT STRATEGIES. In selecting securities for the Portfolio, the Specialist Managers follow a value-oriented investment approach. "Value investing" means that the Specialist Managers generally emphasize common stock issues which are inexpensive relative to the market. The price of value stocks are typically below their worth in comparison to factors such as earnings, book value and dividend paying ability. In general, value-oriented funds such as The Value Equity Portfolio may appeal to investors who want some dividend income and the potential for capital gains, but are less tolerant of the share-price fluctuations typical in growth-oriented funds. It is anticipated that many of the common stocks in which the Portfolio invests will be dividend paying issues. Up to 15% of the Portfolio's total assets may be invested in other income-producing securities, such as preferred stocks or bonds, that are convertible into common stock. Up to 20% of the Portfolio's total assets may also be invested in securities issued by non-U.S. companies. The Portfolio may engage in transactions involving "derivative instruments" -- option or futures contracts, Standard & Poor's Depositary Receipts (referred to as "SPDRs") and similar instruments -- in order to hedge against fluctuations in market price of the securities in which the Portfolio primarily invests.

SPECIALIST MANAGERS. Institutional Capital Corporation ("ICAP") and Geewax Terker & Co. ("Geewax") currently provide portfolio management services to this Portfolio.

THE ICAP INVESTMENT SELECTION PROCESS

ICAP adheres to a value oriented, fundamental investment style. Its investment proces involves three keys components: valuation, identification of a "catalyst" and research First, ICAP uses its proprietary valuation models to identify, from a universe of approximately 450 well established large- and mid-capitalization companies, those companies that ICAP believes offer the best relative values. From these undervalued companies, stocks that exhibit deteriorating earnings trends are eliminated. Next, ICAP looks beyond traditional measures of value to find companies where it believes there exists a catalyst for positive change. The catalyst can be thematic (e.g., consolidation of the banking industry), something that would benefit a number of companies (e.g. new technologies or product markets), or an event that is company specific (e.g., a corporate restructuring or the introduction of a new product). An integral part of ICAP's disciplined process is continuous communication with the top management at each of these companies, and often the customers, competitors and suppliers of these

THE GEEWAX INVESTMENT SELECTION PROCESS

Geewax adheres to a top-down quantitative investment companies. philosophy. In selecting investments for the Portfolio, Geewax uses a proprietary valuation system to identify those market sectors and industries that Geewax believes have good prospects for growth. Geewax then conducts in-depth analysis of the financial quality, market capitalization, cash flow, earnings and revenues of individual companies within those sectors or industries. Stock selections are then made using a variety of quantitative techniques and fundamental research, and with a view with a view to maintaining risk, capitalization and industry characteristics similar to the Russell 1000 Value Index(R).

PRINCIPAL INVESTMENT RISKS.

The principal risks associated with an investment in this Portfolio are:

o MARKET RISK -- changes in the market value of a security in response to market factors and the equity markets can be volatile.

o FOREIGN SECURITIES RISK -- Non-U.S. companies may be adversely affected by political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

o FOREIGN CURRENCY RISK -- the value of securities denominated in foreign currencies may fall if the value of that currency relative to the U.S. dollar falls, and may be adversely affected by volatile currency markets, or actions of U.S. and foreign governments or central banks.

o INTEREST RATE RISK -- convertible securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

o CREDIT RISK -- convertible securities are subject to the risk that the issuing company may be fail to make principal and interest payments when due.

o DERIVATIVE RISK -- the value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

o MID-CAP RISK -- although the Portfolio's benchmark index is considered an indicator of the performance of large capitalization stocks, the index does include some "mid-cap" issuers in which the Portfolio may invest. These companies may have more limited financial resources, markets and depth of management than larger companies.

PERFORMANCE AND SHAREHOLDER EXPENSES -- THE VALUE EQUITY PORTFOLIO
================================================================================

The chart and table on this page show how The Value Equity Portfolio has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Portfolio's yearly performance for each full calendar year since the Portfolio's inception. The table accompanying the bar chart compares the Portfolio's performance over time to that of the Russell 1000 Value Stock Index(R) a widely recognized, unmanaged index of common stocks. All of the information below -- the bar chart, tables and example -- assume the reinvestment of all dividends and distributions in shares of the Portfolio. Of course, past performance does not indicate how the Portfolio will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31*

                           [Bar Chart to Be Supplied]

* Results are shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30. The Portfolio's return for calendar year 2000, as of August 31, 1999 was ____% (annualized).

--------------------------------------------------------------------------------
                      Best quarter:________________________

                      Worst quarter:_______________________
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER FEES
(Fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges.......................  None
Maximum Redemption Fee......................  None

ANNUAL OPERATING EXPENSES
(Expenses that are deducted from the Portfolio's assets, expressed as a percentage of average net assets)

Management Fees.............................  .____%
Other Expenses..............................  .____%
Total Portfolio
Operating Expenses..........................  .____%

                          AVERAGE ANNUAL TOTAL RETURNS

                       12 mos.                 From
                       ended 12/31/99          inception
                                               ---------

VALUE EQUITY              _____%                 _____%

RUSSELL 1000 VALUE
STOCK INDEX               _____%                 _____%

EXAMPLE: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

          1   YEAR  ..............  $___
          3   YEARS ..............  $___
          5   YEARS ..............  $___
          10  YEARS ............... $___

FUND DESCRIPTION AND RISK FACTORS -- THE GROWTH EQUITY PORTFOLIO
================================================================================

INVESTMENT OBJECTIVE. The investment objective of this Portfolio is to provide capital appreciation, with income as secondary consideration. The Portfolio will seek to achieve this objective by investing primarily in a diversified portfolio of equity securities.

PRINCIPAL INVESTMENT STRATEGIES. In selecting securities for the Portfolio, the Specialist Managers follow a growth-oriented investment approach. "Growth investing" means that Specialist Managers will generally focus on companies believed to have above-average potential for growth in revenue and earnings. The prices of these stocks are typically above-average in relation to measures such as revenue, earnings, book value and dividends. As a growth-oriented investment, The Growth Equity Portfolio may appeal to investors willing to accept more share-price fluctuation than may be the case for The Value Equity Portfolio, in exchange for the potential for greater increases in share prices. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by The Growth Equity Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Up to 15% of the Portfolio's total assets may be invested in convertible securities. In addition, a maximum of 20% of the Portfolio's total assets may be invested in securities of non-U.S. issuers. The Portfolio may engage in transactions involving "derivative instruments" -- option or futures contracts, Standard & Poor's Depositary Receipts (referred to as "SPDRS") and similar instruments -- in order to hedge against fluctuations in market price of the securities in which the Portfolio primarily invests.

SPECIALIST MANAGERS. Jennison Associates LLC ("Jennison") and Goldman Sachs Asset Management ("GSAM") currently provide portfolio management services to this Portfolio.

THE JENNISON INVESTMENT SELECTION PROCESS

Jennison selects stocks on a company by company basis using fundamental analysis. This bottom-up approach emphasizes companies that are experiencing some or all of the following: above-average revenues and earnings per share, growth, improving profitability and /or strong market position. Often, companies selected for investment by Jennison have superior management, unique marketing competence, strong research and development and financial discipline.

THE GSAM INVESTMENT SELECTION PROCESS

In selecting investments for the Portfolio, GSAM emphasizes a company's growth prospects of equity securities to be purchased for the Portfolio. Investments are selected using both a variety of quantitative techniques and fundamental research, with a view to maintaining risk, capitalization and industry characteristics similar to the Russell 1000 Growth Index(R). GSAM monitors the performance of securities it purchased for the Portfolio through the use of a proprietary computerized ranking system designed to forecast the returns of securities acquired for the Portfolio by GSAM. GSAM also attempts to limit the extent to which positions acquired by GSAM for the Portfolio deviate from the benchmark.

PRINCIPAL INVESTMENT RISKS.

The principal risks associated with an investment in this Portfolio are:

o MARKET RISK -- changes in the market value of a security in response to market factors and the equity markets can be volatile.


o FOREIGN SECURITIES RISK -- Non-U.S. companies may be adversely affected by political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

o FOREIGN CURRENCY RISK -- the value of securities denominated in foreign currencies may fall if the value of that currency relative to the U.S. dollar falls, and may be adversely affected by volatile currency markets, or actions of U.S. and foreign governments or central banks.

o INTEREST RATE RISK -- convertible securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

o CREDIT RISK -- convertible securities are subject to the risk that the issuing company may be fail to make principal and interest payments when due.

o DERIVATIVE RISK -- the value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

o MID-CAP RISK -- although the Portfolio's benchmark index is considered an indicator of the performance of large capitalization stocks, the index does include some "mid-cap" issuers in which the Portfolio may invest. These companies may have more limited financial resources, markets and depth of management than larger companies.

PERFORMANCE AND SHAREHOLDER EXPENSES -- THE GROWTH EQUITY PORTFOLIO
================================================================================

The chart and table on this page show how The Growth Equity Portfolio has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Portfolio's yearly performance for each full calendar year since the Portfolio's inception. The table accompanying the bar chart compares the Portfolio's performance over time to that of the Russell 1000 Growth Stock Index(R), a widely recognized, unmanaged index of common stocks. Both the bar chart and the table assume all dividends and distributions were reinvested in shares of the Portfolio. All of the information below -- the bar chart, tables and example -- assume the reinvestment of all dividends and distributions in shares of the Portfolio. Of course, past performance does not indicate how the Portfolio will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31*

                           [Bar Chart to Be Supplied]


* Results are shown on a calendar year basis; the Portfolio's fiscal year, 12 mos. From however, in June 30. The Portfolio's return for calendar year 2000, as of ended 12/31/99 inception August 31, 1999 was ____% (annualized).

--------------------------------------------------------------------------------
                      Best quarter: -------------------------

                      Worst quarter: ------------------------
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER FEES
(Fees paid directly from your investment, expressed as a percentage of offering price)
Maximum Sales Charges.......................  None
Maximum Redemption Fee......................  None

ANNUAL OPERATING EXPENSES
(Expenses that are deducted from the Portfolio's assets, expressed as a percentage of average net assets)

Management Fees*............................  .---%
Other Expenses..............................  .---%
Total Portfolio
Operating Expenses..........................  .---%

                          AVERAGE ANNUAL TOTAL RETURNS

                       12 mos.                 From
                       ended 12/31/99          inception
                                               ---------

GROWTH EQUITY             _____%                 _____%

RUSSELL 1000 GROWTH
INDEX                     _____%                 _____%

EXAMPLE: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


          1   YEAR  ..............  $___
          3   YEARS ..............  $___
          5   YEARS ..............  $___
          10  YEARS ............... $___

* The figures shown reflect the total management fees payable by the Portfolio, including the maximum performance fee to which GSAM may be entitled under certain performance arrangements. This maximum fee may be applicable only if the GSAM portion of the Portfolio out performs the Russell 1000 Growth Index by 110 basis points. A full description of the GSAM fee arrangement appears under the heading "Management of the Trust -- Specialist Managers."

FUND DESCRIPTION AND RISK FACTORS -- THE SMALL CAPITALIZATION EQUITY PORTFOLIO
================================================================================

INVESTMENT OBJECTIVE. The investment objective of this Portfolio is to provide long term capital appreciation by investing primarily in equity securities of smaller companies.

PRINCIPAL INVESTMENT STRATEGIES. Companies in which the Portfolio may invest are those which, in the view of one or more of the Portfolio's Specialist Managers, have demonstrated, or have the potential for, strong capital appreciation potential due to their relative market position, anticipated earnings, changes in management or other factors. Under normal market conditions, at least 65% of the Portfolio's total assets are invested in equity securities of companies with capitalizations of less than $1.5 billion at the time of purchase. Up to 35% of the Portfolio's total assets may be invested in the equity securities of companies with larger capitalizations. The Portfolio may engage in transactions involving "derivative instruments" -- option or futures contracts, Standard & Poor's Depositary Receipts (referred to as "SPDRS") and similar instruments -- in order to hedge against fluctuations in market price of the securities in which the Portfolio primarily invests.

SPECIALIST MANAGERS. Frontier Capital Management Company ("Frontier") and Geewax Terker & Co. ("Geewax") currently provide portfolio management services to this Portfolio. Further information about this Portfolio's Specialist Managers appears on page 23 of this Prospectus.

THE FRONTIER INVESTMENT SELECTION PROCESS

Frontier  seeks to  identify  companies  with  unrecognized  earning  potential.
Earnings per share, growth and price appreciation are important factors. Frontier's investment process combines fundamental research with a valuation model that screens for equity valuation, forecasts for earnings growth and unexpectedly high or low earnings. Generally, Frontier will consider selling a security if earnings growth potential is realized, when the fundamental reasons for purchase are no longer valid, or when a more attractive situation is identified.

THE GEEWAX INVESTMENT SELECTION PROCESS

Geewax adheres to a top-down quantitative investment philosophy. In selecting investments for the Portfolio, Geewax uses a proprietary valuation system to identify those market sectors and industries that Geewax believes have good prospects for growth. Geewax then conducts in-depth analysis of the financial quality, market capitalization, cash flow, earnings and revenues of individual companies within those sectors or industries. Stock selections are then made using a variety of quantitative techniques and fundamental research. and with a view to assembling a portfolio of investments similar in terms of risk, capitalization and represented market sectors to the Russell 2000 Small Cap Stock Index(R).

PRINCIPAL INVESTMENT RISKS.

The principal risks associated with an investment in this Portfolio are:

o MARKET RISK -- changes in the market value of a security in response to market factors and the equity markets can be volatile.

o DERIVATIVE RISK -- the value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

o SMALL CAP RISK -- small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies

PERFORMANCE AND SHAREHOLDER EXPENSES--THE SMALL CAPITALIZATION EQUITY PORTFOLIO
================================================================================

The chart and table on this page show how The Small Capitalization Equity Portfolio has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Portfolio's yearly performance for each full calendar year since the Portfolio's inception. The table accompanying the bar chart compares the Portfolio's performance over time to that of the Russell 2000 Small Cap Stock Index(R) a widely recognized, unmanaged index oF small capitalization stocks. Both the bar chart and the table assume all dividends and distributions were reinvested in shares of the Portfolio. All of the information below -- the bar chart, tables and example -- assume the reinvestment of all dividends and distributions in shares of the Portfolio. Of course, past performance does not indicate how the Portfolio will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31*

                           [Bar Chart to Be Supplied.]

* Results are shown on a calendar year basis; the Portfolio's fiscal year, however, in June 30. The Portfolio's return for calendar year 2000, as of August 31, 2000, was 5.07% (annualized).

--------------------------------------------------------------------------------
                      Best quarter: -------------------------

                      Worst quarter: ------------------------
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER FEES
(Fees paid directly from your investment, expressed as a percentage of offering price)
Maximum Sales Charges.......................  None
Maximum Redemption Fee......................  None

ANNUAL OPERATING EXPENSES
(Expenses that are deducted from the Portfolio's assets, expressed as a percentage of average net assets)

Management Fees*............................  .---%
Other Expenses..............................  .---%
Total Portfolio
Operating Expenses..........................  .---%

                          AVERAGE ANNUAL TOTAL RETURNS

                       12 mos.                 From
                       ended 12/31/99          inception
                                               ---------

SMALL CAP EQUITY          _____%                 _____%

RUSSELL 2000
STOCK INDEX               _____%                 _____%

EXAMPLE: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

          1   YEAR  ..............  $___
          3   YEARS ..............  $___
          5   YEARS ..............  $___
          10  YEARS ............... $___

FUND DESCRIPTION AND RISK FACTORS -- THE INTERNATIONAL EQUITY PORTFOLIO
================================================================================

INVESTMENT OBJECTIVE. The investment objective of this Portfolio is to maximize total return, consisting of capital appreciation and current income, by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in equity securities of issuers located in at least three countries other than the United States.

PRINCIPAL INVESTMENT STRATEGIES. The International Equity Portfolio is designed to invest in the equity securities of non-U.S. issuers. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE Index"). Currently, these markets are Australia, Austria, Belgium, Denmark, France, Finland, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Consistent with its objective, the Portfolio will invest in both dividend-paying securities and securities that do not pay dividends. The Portfolio may engage in transactions
involving   "derivative   instruments"  --  forward  foreign  currency  exchange
contracts, option or futures contracts or similar instruments -- in order to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated or to achieve market exposure pending investment. The International Equity Portfolio may also invest in high-quality short-term debt instruments (including repurchase agreements) denominated in U.S. or foreign currencies for temporary purposes. Up to 10% of the assets of The International Equity Portfolio may be invested in securities of companies located in emerging market countries.

SPECIALIST MANAGERS. Capital Guardian Trust Company. ("CapGuardian") and Artisan Partners Limited Partnership ("Artisan") currently provide portfolio management services to this Portfolio.

THE CAPGUARDIAN INVESTMENT SELECTION PROCESS

CapGuardian's selection process emphasizes individual stock selections, with a focus on industries and market sectors represented in the MSCI EAFE Index rather than country or regional allocation factors.. Individual stock selections are made in a manner that is consistent with this "core" investment focus and based on fundamental analyses and other investment research undertaken by a team of individual portfolio managers. Those principles traditionally associated with "growth" or "value" investing are of only secondary importance in the CapGuardian investment process.

THE ARTISAN INVESTMENT SELECTION PROCESS

In selecting investments for the Portfolio, Artisan emphasizes a bottom up investment approach. In the context of The International Equity Portfolio, this means that Artisan focuses on identifying companies, including companies located in emerging market countries, that seem well positioned for strong, sustainable growth, based on an fundamental securities analysis and other factors relating to individual issuers. Artisan's research method favors countries and regions with improving or rapidly expanding economies, taking into account factors such as gross domestic product growth, corporate profitability, economic climate and social change and avoids securities and markets that appear overvalued.

PRINCIPAL INVESTMENT RISKS.

The principal risks associated with an investment in this Portfolio are:

o MARKET RISK -- changes in the market value of a security in response to market factors and the equity markets can be volatile.

o FOREIGN SECURITIES RISK -- An investment in the Portfolio is subject to risks that are not normally associated with investments in the securities of U.S. companies. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

o EMERGING MARKETS RISK -- Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nation. Such investments are often less liquid and more volatile than securities issued by companies located in developed nations.

o DERIVATIVE RISK -- the value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

o FOREIGN CURRENCY RISK -- Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will fall in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than is the case for domestic securities.

PERFORMANCE AND SHAREHOLDER EXPENSES -- THE INTERNATIONAL EQUITY PORTFOLIO
================================================================================

The chart and table on this page show how The International Equity Portfolio has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Portfolio's yearly performance for each full calendar year since the Portfolio's inception. The table accompanying the bar chart compares the Portfolio's performance over time to that of the EAFE Index. Both the bar chart and the table assume all dividends and distributions were reinvested in shares of the Portfolio. All of the information below -- the bar chart, tables and example -- assume the reinvestment of all dividends and distributions in shares of the Portfolio. Of course, past performance does not indicate how the Portfolio will perform in the future.

                     Year-by-Year Total Returns as of 12/31*

                           [Bar Chart To Be Supplied]

* Results are shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30. The Portfolio's return for 2000, as of August 31, 2000 was ------(annualized).

--------------------------------------------------------------------------------
                      Best quarter: -------------------------

                      Worst quarter: ------------------------
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER FEES
(Fees paid directly from your investment, expressed as a percentage of offering price)
Maximum Sales Charges.......................  None
Maximum Redemption Fee......................  None

ANNUAL OPERATING EXPENSES
(Expenses that are deducted from the Portfolio's assets, as a percentage of average net assets)
Management Fees*............................  .---%
Other Expenses..............................  .---%
Total Portfolio
Operating Expenses..........................  .---%

* The figures shown reflect the total management fees payable by the Portfolio, including the maximum performance fee to which CapGuardian may be entitled under certain performance arrangements. This maximum fee may be applicable only if the CapGuardian portion of the Portfolio out performs the EAFE Index by ____ basis points. A full description of the CapGuardian fee arrangement appears under the heading "Management of the Trust -- Specialist Managers."

                          AVERAGE ANNUAL TOTAL RETURNS

                       12 mos.                 From
                       ended 12/31/99          inception
                                               ---------
INTERNATIONAL
EQUITY                    _____%                 _____%

EAFE INDEX                _____%                 _____%

EXAMPLE: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

          1   YEAR  ..............  $___
          3   YEARS ..............  $___
          5   YEARS ..............  $___
          10  YEARS ............... $___

FUND DESCRIPTION AND RISK FACTORS -- THE INTERMEDIATE
TERM MUNICIPAL BOND PORTFOLIO
================================================================================

INVESTMENT OBJECTIVE. The investment objective of this Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital. The Portfolio seeks to achieve this objective by investing primarily in a diversified portfolio of intermediate-term fixed income securities the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called "private activity bonds" are referred to as "Municipal Securities."

PRINCIPAL INVESTMENT STRATEGIES. It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. Municipal Securities acquired for the Portfolio will generally be rated within one of the three highest rating categories by one of the major independent rating agencies, or are in the view of the Specialist Manager, of comparable quality deemed of comparable quality. The Portfolio is, however, authorized to invest up to 15% in Municipal Securities that are rated in the fourth highest category. In order to maintain liquidity or in the event that the Portfolio's Specialist Manager believes that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase, the Portfolio is authorized to invest up to 20% of its net assets in taxable investments. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years.

SPECIALIST MANAGERS. DEUTSCHE ASSET MANAGEMENT, INC. ("Deutsche") currently provides portfolio management services to this Portfolio.

THE DEUTSCHE INVESTMENT SELECTION PROCESS

In selecting securities for investment by the Portfolio, Deutsche generally uses a bottom-up approach. This approach focuses on individual security selection rather than relying on interest rate forecasts. Deutsche's analytic process involves assigning a relative value, based on creditworthiness, cash flow and price, to each bond. Credit analysis is then used to determine the issuer's ability to fulfill its obligations. By comparing each bond to a U.S. Treasury instrument, Deutsche then seeks to identify whether the market price of the bond is an accurate reflection of its intrinsic value. Municipal securities may be undervalued for a variety of reasons, such as market inefficiencies relating to lack of market information about particular securities and sectors, supply and demand shifts and lack of market penetration by some issuers. In the event any security held by the Portfolio is downgraded below the Portfolio's authorized rating categories, Deutsche will review the security and determine whether to retain or dispose of that security.

PRINCIPAL INVESTMENT RISKS.

The principal risks associated with an investment in this Portfolio are:

o INTEREST RATE RISK -- One of the primary risks associated with an investment in the Portfolio is the risk that the value of Municipal Securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. In addition, when interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this prepayment risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income.

o CREDIT RISK -- An investment in the Portfolio also involves the risk that the issuer of a Municipal Security will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. This risk is greater for lower quality bonds, such as those rated in the fourth highest category.

o AMT RISK -- There is no limit on purchases of Municipal Securities the interest on which is a preference item for purposes of the Federal alternative minimum tax. Moreover, the Portfolio may invest up to 20% of its net assets in taxable securities. As a result, your tax-adjusted return on your investment in the Portfolio may be reduced.

PERFORMANCE AND SHAREHOLDER EXPENSES -- THE INTERMEDIATE
TERM MUNICIPAL BOND PORTFOLIO
================================================================================

PERFORMANCE. The chart and table on this page show how The Intermediate Term Municipal Bond Portfolio has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Portfolio's yearly performance for each full calendar year since the Portfolio's inception. The table accompanying the bar chart compares the Portfolio's performance over time to that of the Lehman Brothers 5 Year Government Index, ("Lehman 5 Year Gov't. Index"). Both the bar chart and the table assume all dividends and distributions were reinvested in shares of the Portfolio. All of the information below -- the bar chart, tables and example -- assume the reinvestment of all dividends and distributions in shares of the Portfolio. Of course, past performance does not indicate how the Portfolio will perform in the future.

                     Year-by-Year Total Returns as of 12/31*

                           [Bar Chart To Be Supplied]

* Results are shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30. The Portfolio's return for 2000, as of August 31, 2000 was ------(annualized).

--------------------------------------------------------------------------------
                      Best quarter: -------------------------

                      Worst quarter: ------------------------
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES. The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio

SHAREHOLDER FEES
(Fees paid directly from your investment, expressed as a percentage of offering price)
Maximum Sales Charges.......................  None
Maximum Redemption Fee......................  None

ANNUAL OPERATING EXPENSES
(Expenses that are deducted from the Portfolio's assets, expressed as a percentage of average net assets)

Management Fees*............................  .---%
Other Expenses..............................  .---%
Total Portfolio
Operating Expenses..........................  .---%

                          AVERAGE ANNUAL TOTAL RETURNS

                       12 mos.                 From
                       ended 12/31/99          inception
                                               ---------

___________

Lehman 5 Year             ____%                  _____%
Gov't. Index

EXAMPLE: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

          1   YEAR  ..............  $___
          3   YEARS ..............  $___
          5   YEARS ..............  $___
          10  YEARS ............... $___

FUND DESCRIPTION AND RISK FACTORS -- THE FIXED INCOME PORTFOLIO
================================================================================

INVESTMENT OBJECTIVE. The investment objective of this Portfolio is to provide a high level of current income consistent with the preservation of capital. The Portfolio seeks to achieve this objective by investing primarily in a diversified portfolio of intermediate-term fixed income securities, but may purchase securities with any stated maturity.

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio will normally invest at least 80% of its assets in fixed income securities of all types. These securities, which may be issued by corporations, banks, government agencies or other issuers, may have fixed, floating or variable rates of interest or include put features that afford their holders the right to sell the security at face value prior to maturity. From time to time, a substantial portion of the Portfolio may be invested in mortgage-backed or asset-backed issues. Investments in U.S. dollar denominated securities of non-U.S. issuers will not exceed 25% of its total assets. Under normal conditions the Portfolio may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase. The Fixed Income Portfolio invests primarily in fixed income securities that, at the time of purchase, are either rated in one of three highest rating categories assigned by one of the major independent rating agencies, or deemed of comparable quality. The Portfolio is, however, authorized to invest up to 15% in fixed income securities that are rated in the fourth highest category or are in the view of the Specialist Manager, of comparable quality. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years.

SPECIALIST MANAGERS. DEUTSCHE ASSET MANAGEMENT, INC. ("Deutsche ") currently provides portfolio management services to this Portfolio. Further information about this Portfolio's Specialist Manager appears on page 24 of this Prospectus.

THE DEUTSCHE INVESTMENT SELECTION PROCESS

In selecting securities for investment by the Portfolio, Deutsche generally uses a bottom-up approach. This approach focuses on individual security selection rather than relying on interest rate forecasts. Deutsche 's analytic process involves assigning a relative value, based on creditworthiness, cash flow and price, to each bond. Credit analysis is then used to determine the issuer's ability to fulfill its obligations. By comparing each bond to a U.S. Treasury instrument, Deutsche then seeks to identify whether the market price of the bond is an accurate reflection of its intrinsic value. Fixed income securities may be undervalued for a variety of reasons, such as market inefficiencies relating to lack of market information about particular securities and sectors, supply and demand shifts and lack of market penetration by some issuers. In the event any security held by the Portfolio is downgraded below the Portfolio's authorized rating categories, Deutsche will review the security and determine whether to retain or dispose of that security.

PRINCIPAL INVESTMENT RISKS.

The principal risks associated with an investment in this Portfolio are:

o INTEREST RATE RISK -- One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of The Fixed Income Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

o FOREIGN SECURITIES RISK - The value of the Portfolio's holdings of foreign securities are subject to risks which are not normally associated with investments in the securities of U.S. companies. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. or

o CREDIT RISK -- An investment in the Portfolio foreign governments or central banks. also involves the risk that the issuer of a security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. This risk is greater for lower quality bonds, such as those rated in the fourth highest category.

o PREPAYMENT RISK -- When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-related and asset-backed securities are especially sensitive to prepayment.

o EXTENSION RISK -- These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to fall.

PERFORMANCE AND SHAREHOLDER EXPENSES -- THE FIXED INCOME PORTFOLIO
================================================================================

PERFORMANCE. The chart and table on this page show how The Fixed Income Portfolio has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Portfolio's yearly performance for each full calendar year since the Portfolio's inception. The table accompanying the bar chart compares the Portfolio's performance over time to that of the Lehman Aggregate Bond Index ("Lehman Aggregate Bond Index"). Both the bar chart and the table assume all dividends and distributions were reinvested in shares of the Portfolio. All of the information below -- the bar chart, tables and example -- assume the reinvestment of all dividends and distributions in shares of the Portfolio. Of course, past performance does not indicate how the Portfolio will perform in the future.

                     Year-by-Year Total Returns as of 12/31*

                           [Bar Chart To Be Supplied]

* Results are shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30. The Portfolio's return for 2000, as of August 31, 2000 was ------(annualized).

--------------------------------------------------------------------------------
                      Best quarter: -------------------------

                      Worst quarter: ------------------------
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER FEES
(Fees paid directly from your investment, expressed as a percentage of offering price)
Maximum Sales Charges.......................  None
Maximum Redemption Fee......................  None

ANNUAL OPERATING EXPENSES
(Expenses that are deducted from the Portfolio's assets, expressed as a percentage of average net assets)

Management Fees*............................  .---%
Other Expenses..............................  .---%
Total Portfolio
Operating Expenses..........................  .---%

                          AVERAGE ANNUAL TOTAL RETURNS

                       12 mos.                 From
                       ended 12/31/99          inception
                                               ---------

___________

Lehman Aggregate          -----%                 -----%
Bond Index

EXAMPLE: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

          1   YEAR  ..............  $___
          3   YEARS ..............  $___
          5   YEARS ..............  $___
          10  YEARS ............... $___

FUND DESCRIPTION AND RISK FACTORS -- THE  HIGH YIELD BOND PORTFOLIO
================================================================================

INVESTMENT OBJECTIVE. The investment objective of this Portfolio is to achieve above-average total return over a market cycle of three to five years. The Portfolio seeks to achieve this objective by investing in high yield securities (commonly referred to as "junk bonds").

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio will normally invest at least 65% of its assets in high yield securities. High yield securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or below, or are in the view of the Specialist Manager, of comparable quality. The Portfolio may also acquire other fixed income securities, including U.S. Government securities, investment grade corporate bonds and, to a limited extent, mortgage-backed or mortgage-related securities. Under normal conditions the Portfolio may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of greater than 5 years. The Portfolio may engage in transactions involving "derivative instruments" in order to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated or to achieve market desried exposure.

SPECIALIST MANAGERS. MILLER, ANDERSON & SHERRERD, LLP ("MAS") currently provides portfolio management services to this Portfolio. Further information about this Portfolio's Specialist Manager appears on page 24 of this Prospectus.

THE MILLER ANDERSON INVESTMENT SELECTION PROCESS

MAS employs a value approach toward fixed income investing. The MAS research team identifies relative attractiveness among corporate, mortgate and U.S. Government securities, and also may consider the relative attractiveness of non-dollar denominated issues. MAS relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. MAS also measures various types of risk, focusing on the level of real interest rates, the shape of the yeild curve, credit risk, prepayment risk, country risk and currency valueaionts. MAS's management team tuilds an investment portfolio designed to ake advantage of its judgment on these factors, while balancing the overall risk of the Portfolio. MAS may sell securities when it believes that expected fisk-adjusted return is low compared to other investment opportunities.

PRINCIPAL INVESTMENT RISKS.

The principal risks associated with an investment in this Portfolio are:

o INTEREST RATE RISK -- One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of The High Yield Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

o EXTENSION RISK -- These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to fall.

o PREPAYMENT RISK -- When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-related and asset-backed securities are especially sensitive to prepayment.

o DERIVATIVE RISK -- the value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

o CREDIT RISK -- An investment in the Portfolio also involves the risk that the issuer of a security will not make principal or interest payments when they are due, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. This risk is greater for lower quality bonds, such as those in which this Portfolio invests. High yield bonds are considered speculative under traditional investment standards. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

o FOREIGN SECURITIES RISK - The value of the Portfolio's holdings of foreign securities are subject to risks which are not normally associated with investments in the securities of U.S. companies. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. or foreign governments or central banks.

PERFORMANCE AND SHAREHOLDER EXPENSES -- THE  HIGH YIELD BOND PORTFOLIO
================================================================================

PERFORMANCE. The High Yield Bond Portfolio commenced operations on September 5, 2000. During the period since the Portfolio's inception, its performance benchmark has been the _________________________("___________Index"), an unmanaged index of fixed income securities that is widely recognized as an indicator of the performance of the types of securities in which this Portfolio invests. Because the Portfolio has experienced less than a full calendar year of operations, illustrations of the Portfolio's performance against its benchmark would not be meaningful and such illustrations are not presented here.

SHAREHOLDER EXPENSES. The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio

SHAREHOLDER FEES
(Fees paid directly from your investment, expressed as a percentage of offering price)
Maximum Sales Charges.......................  None
Maximum Redemption Fee......................  None

ANNUAL  OPERATING  EXPENSES
(Expenses that are deducted from the Portfolio's assets, expressed as a percentage of average net assets)

Management Fees*............................  .---%
Other Expenses..............................  .---%
Total Portfolio
Operating Expenses..........................  .---%

EXAMPLE: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

          1   YEAR  ..............  $___
          3   YEARS ..............  $___
          5   YEARS ..............  $___
          10  YEARS ............... $___

FUND DESCRIPTION AND RISK FACTORS -- FIXED INCOME II PORTFOLIO
================================================================================

INVESTMENT OBJECTIVE. The investment objective of this Portfolio is to achieve above-average total return over a market cycle of three to five years. The Portfolio seeks to achieve this objective by investing primarily in fixed income securities, including U.S. Government securities, investment grade corporate bonds and mortgage-backed or mortgage-related securities.

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio invests exclusively in fixed income securities that, at the time of purchase, are either rated in one of four highest rating categories assigned by one of the major independent rating agencies, or deemed of comparable quality. at least 65% of its assets in Under normal conditions the Portfolio may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving "derivative instruments" in order to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated or to achieve market exposure pending investment.

SPECIALIST MANAGERS. MILLER, ANDERSON & SHERRERD, LLP ("MAS") currently provides portfolio management services to this Portfolio. Further information about this Portfolio's Specialist Manager appears on page 24 of this Prospectus.

THE MILLER ANDERSON INVESTMENT SELECTION PROCESS

MAS actively manages the Portfolio's maturity and duration in anticipation of long-term trends in interest rates and inflation. MAS analyzes interest rates, the yield curve, the relative appeal of U.S. versus foreign fixed income securities, credit quality and the likelihood of prepayments. High real interest rates and a steep yield curve, in the judgment of MAS, is an indicator of value. The MAS portfolio management team selects individual securities based on their relative values, but may sell securities when it believes that expected
risk-adjusted  return  is  low  compared  to  other  investment   opportunities.

PRINCIPAL INVESTMENT RISKS.

The principal risks associated with an investment in this Portfolio are:

o INTEREST RATE RISK -- One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

o EXTENSION RISK -- These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to fall.

o PREPAYMENT RISK -- When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-related and asset-backed securities are especially sensitive to prepayment.

o CREDIT RISK -- An investment in the Portfolio also involves the risk that the issuer of a security will not make principal or interest payments when they are due, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. This risk is greater for lower quality bonds

o FOREIGN SECURITIES RISK - The value of the Portfolio's holdings of foreign securities are subject to risks which are not normally associated with investments in the securities of U.S. companies. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. or foreign governments or central banks.

o DERIVATIVE RISK -- the value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

PERFORMANCE AND SHAREHOLDER EXPENSES -- THE  FIXED INCOME II PORTFOLIO
================================================================================

PERFORMANCE. The Fixed Income II Portfolio commenced operations on September 5, 2000. During the period since the Portfolio's inception, its performance benchmark has been the _________________________("___________Index"), an unmanaged index of fixed income securities that is widely recognized as an indicator of the performance of the types of securities in which this Portfolio invests. Because the Portfolio has experienced less than a full calendar year of operations, illustrations of the Portfolio's performance against its benchmark would not be meaningful and such illustrations are not presented here.

SHAREHOLDER EXPENSES. The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio

SHAREHOLDER FEES
(Fees paid directly from your investment, expressed as a percentage of offering price)
Maximum Sales Charges.......................  None
Maximum Redemption Fee......................  None

ANNUAL OPERATING EXPENSES
(Expenses that are deducted from the Portfolio's assets, expressed as a percentage of average net assets)

Management Fees*............................  .---%
Other Expenses..............................  .---%
Total Portfolio
Operating Expenses..........................  .---%

EXAMPLE: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

          1   YEAR  ..............  $___
          3   YEARS ..............  $___
          5   YEARS ..............  $___
          10  YEARS ............... $___

MORE ABOUT INVESTMENT RISK AND STRATEGIES
================================================================================

The following is a summary of the types of investments that the Trust's Portfolio's may make. A more extensive discussion appears in the Statement of Additional Information.

ABOUT EQUITY SECURITIES. The prices of equity and equity-related securities will fluctuate -- sometimes dramatically -- over time and a Portfolio could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock; equity-related securities refers to securities that may be convertible into common stock or preferred stock, or securities that carry the right to purchase common or preferred stock. Price fluctuations may reflect changes in the issuing company's financial condition, overall market conditions or even perceptions in the marketplace about the issuing company or economic trends.

Small Company Risk. Equity securities of smaller companies may be subject to more abrupt or erratic price movements than larger, more established companies. These securities are often traded in the over-the-counter markets and, if listed on national or regional exchanges, may not be traded in volumes typical for such exchanges. This may make them more difficult to sell at the time and at a price that is desirable. Prices of convertible securities may, in addition, also be affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

ABOUT FOREIGN SECURITIES. Equity securities of non- U.S. companies are subject to the same risks as other equity or equity-related securities. Foreign investments also involve additional risks. These include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of foreign political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Transactions in markets overseas are generally more costly than those associated with domestic securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the Portfolio's income.

Foreign Currency Risk. The prices of securities denominated in a foreign currency will also be affected by the value of that currency relative to the U.S. dollar. Exchange rate movements can be large and long-lasting, and can affect either favorably or unfavorably the value of securities held in the Portfolio. Such rate movements may result from actions taken by foreign governments or central banks, actions of the U.S. government, or as a result of speculation in the currency markets. On January 1, 1999, the European Economic and Monetary Union introduced a single currency to be used by all of its member states. This event has brought about some uncertainty in the international markets. These include the legal treatment of certain outstanding financial contracts after January 1, 1999, the establishment of exchange rates and the creation of suitable clearing and settlement payment systems for the new currency. Companies that issue securities have until July 1, 2002 to redenominate corporate stocks and bonds from national currencies to the Euro and, until January 2002, the Euro will only exist as book entries in financial institutions. The lack of policies and laws or regulations in participating countries makes is difficult to assess all of the processing and systems changes that will be required as a result of the Euro conversion or the impact the conversion process may have on international investors, including mutual funds.

Foreign Government Securities. Foreign governments, as well as supranational or quasi-governmental entities such as the World Bank for example, may issue fixed income securities. Investments in these securities involve both the risks associated with any fixed income investment and the risks associated with an investment in foreign securities. In addition, a governmental entity's ability or willingness to repay principal and interest due in a timely manner may be affected not only by economic factors but also by political circumstances either internationally or in the relevant region. These risks extend to debt obligations, such as "Brady Bonds," that were created as part of the restructuring of commercial bank loans to entities (including foreign governments) in emerging market countries. Brady Bonds may be collateralized or not, and may be issued in various currencies, although most are U.S. dollar denominated.

Emerging Market Securities. Investing in emerging market securities increases the risks of foreign investing. The risk of political or social upheaval, expropriation and restrictive controls on foreign investors' ability to repatriate capital is greater in emerging markets. emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging market issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms through which U.S. or other investors to invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors.

ABOUT FIXED-INCOME SECURITIES. Fixed income securities -- sometimes referred to as "debt securities" -- include bonds, notes (including structured notes), mortgage-related and asset-backed securities, convertible and preferred securities as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed-income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors -- the type of instrument, the issuer and the payment terms will affect the volatility and the risk of loss associated with a particular fixed-income issue. The "maturity" of a fixed income instrument and the "duration" of a portfolio of fixed income instruments also affects investment risk. The maturity of an individual security refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer term securities tend to experience larger price changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measures the exposure of a portfolio of fixed income instruments to changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.

Interest Rate Risk. Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed-income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates fall. Thus, in periods of falling interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Portfolio will tend to be lower.

Prepayment Risk and Extension Risk. Prepayments of fixed-income securities will also affect their value. When interest rates are falling, the issuers of fixed-income securities may repay principal earlier than expected. As a result, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In the case of mortgage related or asset backed issues -- securities backed by pools of loans -- payments due on the security may also be received earlier than expected. This may happen when market interest rates are falling and the underlying loans are being prepaid. Conversely payments may be received more slowly when interest rates are rising, as prepayments on the underlying loans slow. This may affect the value of the mortgage or asset-backed issue if the market comes to view the interest rate to be too low relative to the term of the investment. Either situation can affect the value of the instrument adversely.

Credit Risk. Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organization, such as S&P and Moody's. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a Portfolio has acquired the security. Not all fixed income securities are rated, and unrated securities may be acquired by The Fixed Income Portfolio if the relevant Specialist Manager determines that their quality is comparable to rated issues.

Special Considerations Relating to High Yield Bonds. Fixed income securities that are not investment grade are commonly referred to as junk bond or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less credit worthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payment of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities.

When-issued Securities. Fixed-income securities may be purchased for future delivery but at a predetermined price. The market value of securities purchased on a "when-issued" basis may change before delivery; this could result in a gain or loss to the purchasing Portfolio.

Mortgage-Backed and Asset-Backed Securities. Mortgage related securities represent participations in (or are backed by) loans secured by real property. Asset-backed securities represent participations in (or are backed by) installment sales or loan contracts, leases, credit card receivables or other receivables. Because of their derivative structure -- the fact that their value is derived from the value of the underlying assets -- these securities are particularly sensitive to prepayment and extension risks noted above. Small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.

Real Estate Investment Trusts. Each of the Equity Portfolios and each of the Fixed Income II and High Yield Portfolio may invest up to
10% of its assets in equity interests issued by real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which a Portfolio invests in addition to the expenses incurred directly by a Portfolio.

Municipal Securities. Municipal Securities -- fixed income securities issued by local, state and regional governments or other governmental authorities -- may be issued for a wide range of purposes, including construction of public facilities or short-term funding and may be issued for varying maturities. Interest on Municipal Securities will be exempt from regular Federal income taxes but may be a tax preference item for purposes of computing alternative minimum tax ("AMT"). The Fixed Income Portfolio may invest in Municipal Securities regardless of whether the interest is taxable. The tax treatment that will be accorded to interest payable by issuers of Municipal Securities will depend on the specific terms of the security involved.

Private Activity and Industrial Revenue Bonds. Municipal Bonds may be "general obligations" of their issuers, the repayment of which is secured by the issuer's pledge of full faith, credit and taxing power. Municipal Bonds may be payable from revenues derived from a particular facility that will be operated by a non-government user. The payment of principal and interest on these bonds is generally dependent solely on the ability of the private user or operator to meet its financial obligations and the pledge, if any, of real or personal property securing that obligation.

Credit Supports. The creditworthiness of particular Municipal Securities will generally depend on the creditworthiness of the entity responsible for payment of interest on the Municipal Bond. Municipal Securities also include instruments issued by financial institutions that represent interests in Municipal Securities held by that institution -- sometimes referred to as participation interests -- and securities issued by a municipal issuer that are guaranteed or otherwise supported by a specified financial institution. Because investors will generally look to the creditworthiness of the supporting financial institution, changes in the financial condition of that institution or ratings assigned by rating organizations of its securities, may affect the value of the instrument.

ABOUT TEMPORARY INVESTMENT PRACTICES. It is the intention of the Trust that each of the Portfolios be fully invested in accordance with its respective investment objectives and policies at all times. To maintain liquidity pending investment, however, the Portfolios are authorized to invest up to 20% of their respective assets in short-term money market instruments issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities. Such securities are referred to in this prospectus as U.S. Government Securities. The portfolios may also invest repurchase agreements secured by U.S. Government Securities or repurchase agreements secured by such securities, or short-term money market instruments of other issuers, including corporate commercial paper, and variable and floating rate debt instruments, that have received, or are comparable in quality to securities that have received, one of the two highest ratings assigned by at least one recognized rating organization. Under extraordinary market or economic conditions, all or any portion of a Portfolio's assets may be invested in short-term money market instruments for temporary defensive purposes. If such action is taken by a Specialist Manager as a result of an incorrect prediction about the effect of economic, financial or political conditions, the performance of the affected Portfolio will be adversely affected.

ABOUT HEDGING STRATEGIES. Each of the Portfolios may engage in certain strategies ("Hedging Strategies") designed to reduce certain risks that would otherwise be associated with their respective securities investments, and/or in anticipation of future purchases and to gain market exposure pending direct investment in securities. These strategies include the use of options on securities and securities indices, options on stock index and interest rate futures contracts and options on such futures contracts. Both the Equity Portfolios and the Income Portfolios may also use forward foreign currency contracts in connection with the purchase and sale of those securities, denominated in foreign currencies, in which each is permitted to invest. In addition, The International Equity Portfolio may use foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which securities held by these Portfolios are denominated.

The High Yield Portfolio and The Fixed Income II Portfolio may also use foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which the foreign securities held by these Portfolios are denominated. In addition, these Portfolios may enter into swap transactions. Swap transactions are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest, rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio or to gain exposure to a market without directly investing in securities traded in that market.

A Portfolio may invest in the instruments noted above (collectively, "Hedging Instruments") only in a manner consistent with its investment objective and policies and may not commit more than 5% of its net assets to margin deposits on futures contracts and premiums for options on futures contracts. The Portfolios may not use Hedging Instruments for speculative purposes. Except for The High Yield Portfolio and The Fixed Income II Portfolio, none of the Portfolios may invest more than 10% of its total assets in option purchases. Further information relating to the use of Hedging Instruments, and the limitations on their use, appears in the Statement of Additional Information.

There are certain overall considerations to be aware of in connection with the use of Hedging Instruments in any of the Portfolios. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Hedging Instruments is intended to enable each of the Portfolios to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the strategy does not occur, it may be that the Portfolio employing the Hedging Strategy would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Liquid markets do not always exist for certain Hedging Instruments and lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by a Portfolio for the option. In the case of a futures contract, a Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction.

ABOUT OTHER PERMITTED INSTRUMENTS. Each of the Portfolios may borrow money from a bank for temporary emergency purposes, and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act, involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. Government securities or high-grade, liquid obligations, maturing not later than the expiration of the reverse repurchase agreement, to cover its obligations under reverse repurchase agreements. To avoid potential leveraging effects of a Portfolio's borrowings, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are in excess of 5% of a Portfolio's total assets. Borrowings outstanding at any time will be limited to no more than one-third of a Portfolio's total assets. Each of the Portfolios may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the lending Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. No Portfolio will enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of that Portfolio's total assets.

Each of the Portfolios of the Trust may acquire securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objectives and policies of that Portfolio. Investment company securities include interests in unit investment trusts structured to reflect a specified index, such as the Standard & Poor's 500 Composite Stock Price Index Depositary Receipts ("SPDRs") or the Standard & Poor's Mid-Cap 400 Index
Depositary Receipts ("MidCap SPDRs"); the Portfolios may also invest in similarly structured instruments currently available in the securities markets or created in the future. SPDRs and MidCap SPDRs may be obtained from the issuing unit investment trust or purchased in the secondary market. Because the market value of these instruments is derived from the value of the equity securities held by the issuing unit investment trust, these instruments may be used by an Specialist Manager to achieve market exposure pending investment. SPDRs and MidCap SPDRs are listed on the American Stock Exchange. Further information about these instruments is contained in the Statement of Additional Information. Generally, the Investment Company Act limits investments in instruments in other investment companies (including SPDRs, MidCap SPDRs and similar instruments) to 5% of a Portfolio's total assets. Provided certain requirements set forth in that Act are met, however, investments in excess of 5% of a Portfolio's assets may be made. SPDRs and similar instruments may be used by a Specialist Manager to hedge against the relative value of the securities in which the acquiring portfolio primarily invests, facilitate the management of cash flows in or out of that portfolio or to achieve market exposure pending investment.

MANAGEMENT OF THE TRUST
================================================================================

HIRTLE CALLAGHAN & CO., INC. Hirtle Callaghan & Co., Inc. serves as the overall investment advisor to the Trust under the terms of its investment advisory agreement ("Hirtle Callaghan Agreement") with the Trust. Hirtle Callaghan continuously monitors the performance of various investment management organizations, including the Specialist Managers and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. Although Hirtle Callaghan advises the Board of Trustees with regard to investment matters, Hirtle Callaghan is not responsible for day-to-day investment decisions for the Trust or its Portfolios. Hirtle Callaghan is, however, responsible for monitoring both the overall performance of each Portfolio, and the individual performance of each Specialist Manager within those portfolios served by more than one Specialist Manager Hirtle Callaghan may, from time to time recommend that the assets of a multi-manager portfolio be reallocated between the Specialist Managers that provide portfolio management services to that portfolio when it believes that such action would be appropriate to achieve the overall objectives of the particular portfolio.

Officers of Hirtle Callaghan serve as the executive officers of the Trust and/or as members of the Board of Trustees. For its services under the Hirtle Callaghan Agreement, Hirtle Callaghan is entitled to receive an annual fee of .05% of each Portfolio's average net assets. The principal offices of Hirtle Callaghan are located at 100 Four Falls Corporate Center, Suite 500, West Conshohocken, PA, 19428-2970. A registered investment adviser under the Investment Advisers Act, Hirtle Callaghan had, as of June 30, 2000, over $____ billion in assets under management. Hirtle Callaghan is controlled by its founders, Jonathan Hirtle and Donald E. Callaghan.

SPECIALIST MANAGERS. Day-to-day investment decisions for each of the Portfolios are the responsibility of one or more Specialist Managers retained by the Trust. In accordance with the terms of separate portfolio management agreements relating to the respective Portfolios, and subject to the general supervision of the Trust's Board, each of the Specialist Managers is responsible for providing a continuous program of investment management to, and placing all orders for, the purchase and sale of securities and other instruments the Portfolios they serve.

In the case of those portfolios that are served by more than one Specialist Managers, the Board is responsible for determining the appropriate manner in which to allocate assets to each such Specialist Manager. Under normal circumstances, it is expected that the assets of each of these portfolios will be allocated equally among its Specialist Managers. The Board may, however, increase or decrease the allocation to a Specialist Manager, or to terminate a particular Specialist Manager, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Trust to (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Manager that have complementary investment styles (e.g. top-down vs. bottom-up investment selections processes: (c) monitor Specialist Managers' performance and adherence to stated styles, and (d) effectively allocate Portfolio assets among Specialist Managers.

The Specialist Managers that currently serve the Trust's various portfolios are:

Artisan Partners Limited Partnership ("Artisan") serves as a Specialist Manager for the International Equity Portfolio. For its services to the Portfolio, Artisan receives an annual fee of 0.40% of the average daily net asset value of that portion of the Portfolio's assets managed by it. Artisan, the principal offices of which are located at 1000 N. Water Street, Suite 1770, Milwaukee, Wisconsin 53202, has provided investment management services for international equity assets since 1995. Artisan also maintains offices at 100 Pine Street, Suite 2950, San Francisco, California and Five Concourse Parkway, Suite 2120, Atlanta, Georgia. As of June 30, 2000, Artisan managed total assets in excess of $____ billion, of which approximately $_____ billion consisted of mutual fund assets. Artisan's sole general partner is Artisan Investment Corporation, which is controlled by its founders, Mr. Ziegler and Carlene Murphy Ziegler.

A team of investment professionals, lead by Mr. Mark L. Yockey, an Artisan partner, will be responsible for making day-to-day investment decisions for that portion of the International Portfolio allocated to Artisan. Mr. Yockey has been with Artisan since 1995 and currently serves as a vice president of Artisan Funds, Inc., an open-end, series management investment company registered under the Investment Company Act. Before joining Artisan, Mr. Yockey was portfolio manager of United International Growth Fund and Vice President of Waddell & Reed, Inc., an investment adviser and mutual fund organization located in Missouri. Mr. Yockey holds BA and MBA degrees from Michigan State University and is a Chartered Financial Analyst.

The Trust has conditionally approved an amendment to the portfolio management agreement relating to Artisan's services to the Portfolio ("Performance Fee Amendment"). Under the Performance Fee Amendment, Artisan would be compensated based, in part, on the investment results achieved by it. Implementation of the Performance Fee Amendment, however, is subject to receipt of certain assurances from the staff of the SEC that such implementation will not be viewed by the SEC staff as inconsistent with the requirements of the Investment Advisers Act. There can be no assurance that such relief will be granted by the SEC. If the Performance Fee Amendment is implemented, it could, under certain circumstances, increase or decrease the fee paid to Artisan, when compared to the current fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets.

Capital Guardian Trust Company ("CapGuardian") currently serves as a Specialist Manager for the International Equity Portfolio. CapGuardian, the principal offices of which are located at 11100 Santa Monica Boulevard, Los Angeles, CA 90025, is a trust company and is organized as a corporation under California law. It is an indirect, wholly-owned subsidiary of The Capital Group Companies, Inc. ("Capital Group") and maintains offices in Geneva, Singapore, Tokyo, New York and Montreal. As of June 30, 2000, CapGuardian managed total assets of in excess of $______ billion, including approximately $______ billion in assets of registered investment companies.

CapGuardian is currently compensated for its services to The International Equity Portfolio based on the performance that CapGuardian is able to achieve for that portion of the assets of the Portfolio ("CapGuardian Account") allocated to it. Under this arrangement, CapGuardian will receive a base fee ("Base Fee") calculated at the annual rate of .40% (or 40 basis points) of the average net assets of the CapGuardian Account. After an initial one year period, the Base Fee would be increased or decreased at an annual rate of 12.5% of the net value added by CapGuardian over the total return of the EAFE Index plus 40 basis points during the 12 months immediately preceding the calculation date. This 40 basis point "performance hurdle" is designed to assure that CapGuardian will earn a performance adjustment only with respect to the value that its portfolio management adds to the CapGuardian Account. CapGuardian's total compensation under the Performance Fee Amendment could not exceed 60 basis points with respect to any 12 month period; the minimum annual fee that would be payable to CapGuardian under the Performance Fee Arrangement is 20 basis points. Under the performance fee arrangement, CapGuardian could earn a positive performance adjustment in declining markets if the decline in the total return of CapGuardian Account is less than the decline in the total return of the EAFE Index. Detailed information about the performance fee arrangement, including the manner in which the fee is computed, appears in the Statement of Additional Information.

Day-to-day portfolio management for that portion of the Portfolio allocated to CapGuardian will be the responsibility of the following individuals: David I. Fisher, Chairman of the Board of CapGuardian and s an officer and/or director of several affiliated companies. Mr. Fisher joined the Capital Group in 1969. Mr. Fisher is a graduate of the University of California at Berkeley, holds an MBA from the University of Missouri Graduate School of Business Administration. Mr. Fisher is a member of the Los Angeles Society of Financial analysts and a founding member of the International Society of Security Analysts. Hartmut Giesecke is Chairman of the Board of Capital Group's Japanese investment management subsidiary and serves as an officer and/or director of several companies in the Capital Group. Mr. Giesecke has been with the Capital Group since 1972, focusing on international and emerging markets. Mr. Giesecke was a Research Fellow with the Geneva Graduate Institute of International Studies and German Research Association and holds a Master of Economics degree from Freiburg University, Germany, and an MBA from Columbia University. Richard N. Havas is a Senior Vice President and a portfolio manager with research responsibilities for CapGuardian in its Montreal offices, and serves as an officer and/or director of several companies in the Capital Group. Mr. Havas joined the Capital Group in 1986 as a financial analyst. He holds a BA from the University of Toronto and an MBA from INSEAD in Fontainebleau, France. Nancy J. Kyle is a portfolio manager ins CapGuardian's New York office. Ms. Kyle is a Senior Vice President, Director and member of the Executive Committee of CapGuardian, and serves as an officer and/or director of several companies in the Capital Group. Before joining CapGuardian in 1991, Ms. Kyle was a Managing Director at J.P. Morgan Investment Management Inc., where she was head the international equities business in the U.S. Ms. Kyle earned a BA in political science from Connecticut College and did graduate work in international political science in the London School of Economics. Robert Ronus is a portfolio manager in CapGuardian's West Los Angeles office.. Mr. Ronus is president and a director of Cap Guardian and serves as an officer and/or director of several companies in the Capital Group. Mr. Ronus, a portfolio manager responsible for both global and non-U.S. portfolios, joined the Capital Group in 1972. He holds a BA and an MA from Oxford University. Lionel M. Sauvage is a portfolio manager in CapGuardian's West Los Angeles office. Mr. Sauvage is senior vice president and portfolio manager of CapGuardian and a vice president of Capital International Research, Inc. Mr. Sauvage joined the Capital Group in 1987 as an investment analyst and has covered European food, beverage and airline industries, as well a U.S. aerospace companies. He holds an MBA from INSEAD in Fontainebleau, France and electronic engineering degree from ENSEM in Nancy, France. Nilly Sikorsky is a portfolio manager based in Cap Guardian's Geneva office. Ms. Sikorsky serves as President and Managing Director of Capital International, S.A. and Chairman of Capital International Perspective S.A. and as an officer and/or director of several companies in the Capital Group. Ms. Sikorsky, who joined the Capital Group of Companies in 1962 as a statistician, was managing editor of the Morgan Stanley Capital International Perspective for 20 years. Ms. Sikorsky is a graduate in sociology of the University of Geneva and also attended the University of Geneva Graduate School of International Studies. She is a member of the Swiss
Association of Financial Analysts. Rudolf M. Staehelin a portfolio manager in Cap Guardian's Geneva office. Mr. Staehelin is a Senior Vice President and Director of Capital International Research, Inc. and Director and Senior Vice President of Capital International S.A. He joined the Capital Group Companies in 1961 as a financial analyst with international research responsibilities in banking and pharmaceuticals. Mr. Staehelin holds an MBA from Stanford University Graduate School of Business, as well as a doctorate and master's degree in law from the UniversitatBasel in Switzerland. Mr. Staehelin is a member of the Swiss Association of Financial Analysts, the German Society for Securities Analysts, the International Society of Financial Analysts and the New York Society of Security Analysts.

Geewax, Terker and Co. ("Geewax"), a Pennsylvania partnership and registered investment adviser, serves as a Specialist Manager for The Value Equity Portfolio and The Small Capitalization Equity Portfolio. For its services to The Value Equity, Portfolio, Geewax receives a fee, based on the average daily net asset value of that portion of the assets of The Value Equity Portfolio managed by it, at an annual rate of 0.30%. For its services to The Small Capitalization Equity, Portfolio, Geewax receives a fee, based on the average daily net asset value of that portion of the assets of The Small Capitalization Equity Portfolio managed by it, at an annual rate of 0. 30 %. The principal offices of Geewax are located at 99 Starr Road, Phoenixville, PA 19460. John Geewax has been a general partner and chief investment officer of the firm since its founding in 1982. Mr. Geewax, who holds an MBA and JD from the University of Pennsylvania, is primarily responsible for making day-to-day investment decisions for that portion of the Portfolio's assets assigned to Geewax. He is supported by Christopher P. Ouimet. Mr. Ouimet, who holds an MBA from St. Joseph's University, joined Geewax in 1994. Prior to that, Mr. Ouimet was at The Vanguard Group as a quantitative analyst from 1992 to 1994, and as a marketing analyst from 1990 to 1992. As of June 30, 2000, Geewax managed assets of approximately $____ billion, of which approximately $____ million represented assets of mutual funds. Geewax is controlled by Mr. Geewax and Bruce Terker, the firm's general partners.

Frontier Capital Management Company ("Frontier") serves as a Specialist Manager for The Small Capitalization Equity Portfolio. For its services to the Portfolio, Frontier receives a fee based on the average daily net asset value of that portion of the Portfolio's assets managed by it, at an annual rate of 0.45%. Frontier, the principal offices of which are located at 99 Summer Street, Boston, Massachusetts 02110, was established in 1980. Michael Cavarretta is responsible for making the day-to-day investment decisions for that portion of the Portfolio's assets assigned to Frontier. Mr. Cavarretta has been an investment professional with Frontier since 1988. Before joining Frontier, Mr. Cavarretta, a chartered financial analyst, was a financial analyst with General Electric Co. and attended Harvard Business School (M.B.A. 1988). Frontier had, as of June 30, 2000, approximately $____ billion in assets under management, of which approximately $____ million represented assets of mutual funds. Affiliated Managers Group, Inc. ("AMG"), a Boston-based asset management holding company holds majority interest in Frontier. Shares of AMG are listed on the New York Stock Exchange (Symbol: AMG).

Goldman Sachs Asset Management ("GSAM") serves as a Specialist Manager for The Growth Equity Portfolio. GSAM's principal offices of which are located at 32 Old Slip, New York, New York 10004. As of June 30, 2000, GSAM, together with its affiliates, managed total assets of in excess of $____billion. Robert C. Jones, Victor Pinter, Kent Clark and Melissa Brown are responsible for making day-to-day investment decisions for that portion of The Growth Equity Portfolio allocated to GSAM. Mr. Jones, a chartered financial analyst and Managing Director of GSAM, has been an officer and investment professional with GSAM since 1989. Mr. Clark is a Managing director of GSAM. He joined GSAM as a member of the quantitative equity management team in 1992. Mr. Pinter is a Vice President of GSAM. He joined GSAM in 1990 as a research analyst and became a portfolio manager in 1992. Ms. Brown is a Vice President. She joined GSAM in 1998. From 1994 to 1998, Ms. Brown was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities Incorporated. GSAM is a separate operating division of Goldman Sachs & Co. Goldman Sachs & Co. is controlled by Goldman Sachs Group, Inc.

GSAM is currently compensated for its services to The Growth Equity Portfolio at an annual rate of 0.30% of those assets of the Portfolio's assets allocated to GSAM ("GSAM Account"). Under the terms of a performance fee arrangement which first became effective on October 1, 1999, GSAM's asset-based fee ("Base Fee") may be adjusted to reflect the performance of the GSAM Account. Under the arrangement, the Base Fee may be increased or decreased at an annual rate of 25% of the net value added by GSAM over the total return of the Russell 1000 Growth Index plus 30 basis points during the 12 months immediately preceding the date on which the fee is calculated. This 30 basis point "performance hurdle" is designed to assure that GSAM will earn a performance adjustment only with respect to the value that its portfolio management adds to the GSAM Account. GSAM's fee will not be adjusted in accordance with the performance fee arrangement until the performance fee arrangement has been in effect for 12 months. Because the performance of the GSAM Account will vary, the advisory fee payable to GSAM will also vary. The maximum fee payable to GSAM for any annual period under the incentive fee arrangement is .50% of the average net assets of the GSAM Account and the minimum fee payable to GSAM for any annual period under the incentive fee arrangement is 0.10% of the average net assets of the GSAM Account. Shareholders should be aware that one consequence of the performance fee arrangement is that GSAM could be entitled to a positive performance adjustment even during periods when the value of the GSAM Account and or the Portfolio overall declines. This could occur if the decline in the value of the Russell 1000 Growth Index is greater than the decline in the value of the Portfolio. Detailed information about the performance fee arrangement, including the manner in which the fee is computed, appears in the Statement of Additional Information.

Institutional Capital Corporation ("ICAP") serves as a Specialist Manager for The Value Equity Portfolio. For its services to the Portfolio, ICAP receives a fee, based on the average daily net asset value of that portion of the Portfolio's assets managed by it, at an annual rate of 0.35%. ICAP, the principal offices of which are located at 225 West Wacker, Chicago, Illinois 60606, has provided investment management services for equity assets since 1970. Investment decisions for those assets of the Portfolio assigned to ICAP are made by a team of ICAP investment professionals; investment decisions are made by committee and no single individual has primary responsibility for making recommendations to the committee. ICAP had assets of approximately $11.9 billion under management as of August 31, 1999, of which approximately $2.4 billion represented assets of mutual funds.

Jennison Associates LLC ("Jennison") serves as a Specialist Manager for The Growth Equity Portfolio. For its services to the Portfolio, Jennison receives a fee, based on the average daily net asset value of that portion of the Portfolio's assets managed by it, at an annual rate of 0.30%. Jennison, the principal offices of which are located at 466 Lexington Avenue, New York, New York 10017, was established in 1969. Spiros Segalas, is responsible for making day-to-day investment decisions for that portion of The Growth Equity Portfolio allocated to Jennison. Mr. Segalas is Jennison's Chief Investment Officer and President, and is a founding member and director of the firm. As of August 31, 1999, Jennison had approximately $49.4 billion under management, of which approximately $15.8 billion represented assets of mutual funds. Jennison is a wholly-owned subsidiary of The Prudential Insurance Company of America.

Miller Anderson & Sherrerd, LLP ("MAS") serves as the Specialist Manager for The High Yield Bond Portfolio and The Fixed Income II Portfolio. For its services to these Portfolios, MAS receives a fee from each Portfolio based on the average daily net asset value of each of these Portfolio, in accordance with the following schedule: for The High Yield Portfolio, MAS is entitled to receive a fee at the annual rate of .275% of the first $200 million of the average daily net assets of the Portfolio; .250% of the next $200 million of such assets; and
 .200 of such assets over $400 million.For the Fixed Income II Portfolio, MAS is entitled to receive a fee at the annual rate of .275% of the first $200 million of the average daily net assets of the Account; .250% of the next $200 million of such assets; and .200 of such assets over $400 million. MAS, whose principal offices are located at One Tower Bridge, West Conshohocken, Pennsylvania 19428-0868, was founded in 1969 and is wholly-owned by indirect subsidiaries of Morgan Stanely Dean Witter & Co. ("MSDW"). As of ____________2000, MAS, together with its affiliates, managed assets in excess of $_____ billion, of which approximately $________ represented assets of mutual funds.

Day-to-day investment decisions for The High Yield Portfolio are the responsibility of Stephen F. Esser, Robert E. Angevine, Deanna L. Loughnane and Gordon W. Loery. Mr. Esser, a Managing Director of MSDW, joined MAS in 1988 and has been part of the MAS high yield management team since 1989. Mr. Angevine, a Principal of MSDW, joined MSDW in 1988 as a Fixed Income Portfolio Manager and has been a part of the MAS high yield management team since 1996. Ms. Loughnane, a Principal of MSDW, joined MAS in 1996. She served as a Vice President and Senior Corporate Bond Analyst for Putnam Investments from 1993 - 1997. She joined the MAS high yield management team in 2000.Mr. Loery, who is also a Principal of MSDW, joined MAS in 1996, having served as a Fixed Income Analyst for Morgan Stanley Asset Management Inc. from 1990 to 1996, and joined the MAS high yield management team in 1999.

Day-to-day portfolio management decisions for The Fixed Income II Portfolio are the responsibility of W. David Armstrong, Thomas L. Bennett, Kenneth B. Dunn and Roberto M. Sella. Mr. Armstrong, a Managing Director of MSDW, joined MSDW Investment Management as a Portfolio Manager in 1998. He served as a Senior Vice President and Manager of U.S. proprietary trading at Lehman Brothers from 1995 - 1997. Mr. Armstong joined the MAS fixed income team since 2000. Mr. Bennett, a Managing Director of MSDW, joined MAS in 1984. Mr. Dunn, a Managing Director of MSDW, joined MAS in 1987. He joined the MAS fixed income team in 1997. Mr. Sella is a Managing Director of MSDW and joined MAS in 1992. He served as a financial analyst for 1992-1998, and as a portfolio manager beginning in 1998. He joined the fixed income management team in 2000.

Deutsche Asset Management, Inc. ("Deutsche ") serves as the Specialist Manager for The Intermediate Term Municipal Bond Portfolio and The Fixed Income Portfolio. For its services to each of the Intermediate Term Municipal Bond Portfolio and the Fixed Income Portfolio, Deutsche receives, based of the average daily net assets value of each such portfolio, an annual fee of 0.275%. Deutsche , which was formerly known as Morgan Grenfell, Incorporated, is headquartered at 885 Third Avenue, New York, New York 10022, has been active in managing municipal securities since 1989. David Baldt, an Executive Vice-President of Deutsche , is primarily responsible for making the day-to-day investment decisions for each of the Trust's Fixed Income Portfolios. Mr. Baldt has managed fixed income investments since 1973, and has been with Deutsche (or its predecessors) since 1989. As of June 30, 2000, Deutsche managed assets of approximately $____ billion, of which approximately $____ billion represented assets of mutual funds. Deutsche is an indirect, wholly-owned subsidiary of Deutschebank, A.G., a German financial services conglomerate.

SHAREHOLDER INFORMATION
================================================================================

PURCHASING SHARES OF THE PORTFOLIOS
You may purchase shares of any of the Portfolios only if you are a client of Hirtle Callaghan or a financial intermediary that has established a relationship with Hirtle Callaghan. Shares of each of the Portfolios are sold at its net asset value per share ("NAV") next calculated after your purchase order is accepted by the Trust.

A Portfolio's NAV is determined at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

The NAV is calculated by adding the total value of the Portfolio's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Portfolio:

                        NAV = total assets - liabilities
                              --------------------------
                              number of shares outstanding

The value of each Portfolio's investments is generally determined by current market quotations. If market quotations are not available, prices will be based on fair value as determined by the Trust's Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trust's Board.

Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. All purchases must be made in U.S. dollars. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust's transfer agent on any regular business day.

SELLING YOUR SHARES
You may redeem your shares in any Portfolio on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared -- normally, within 15 days of receipt of the check by the Trust.

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Redemption requests must be in writing and must be signed by the shareholder(s) named on the account. If you wish to redeem shares of any Portfolio valued at $25,000 or more, each signature must be guaranteed.

OTHER INFORMATION ABOUT PURCHASES AND REDEMPTIONS. Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.

The value of securities that are primarily listed on foreign exchanges may change on days when the New York Stock Exchange is closed and the NAV of a Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the New York Stock Exchange is closed. The Trust may permit investors to purchase shares of a Portfolio "in kind" by exchanging securities for shares of the selected Portfolio. This is known as an "in-kind" purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled -- usually within 15 days following the in-kind purchase. The Trust may also redeem shares in-kind. This means that all or a portion of the redemption amount would be paid by distributing to the redeeming shareholder securities held in a Portfolio's investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In kind purchases and sales will be permitted solely at the discretion of the Trust.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Portfolio may ask you to increase your balance. If it is still below $5,000 after 30 days, the Portfolio may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

SHAREHOLDER REPORTS AND INQUIRIES. Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust's independent accountants. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Portfolios in which such shareholder is invested. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address, shown on the first page of this prospectus.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Any income a Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on The Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization Equity Portfolio are usually paid on a quarterly basis. Dividends on The International Equity Portfolio are paid semi-annually. Dividends on each of the Income Portfolios are paid monthly. Capital gains for all Portfolios, if any, are distributed at least annually.

FEDERAL TAXES. The following discussion is only a brief summary of some of the important Federal tax considerations that may affect your investment in the Trust. It is not a substitute for careful tax planning. Furthermore, future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Trust. Accordingly, shareholders are urged to consult their tax advisers with specific reference to his or her particular tax situation.

Dividends that are derived from taxable investments are taxable as ordinary income. Dividends and capital gain distributions are taxable in the year in which they are paid, even if they appear on your account statement the following year. The manner in which they are taxed will be the same, regardless of whether you elect to receive your dividends and capital gains distributions in cash or in additional shares. Taxes on capital gains by the Portfolios will vary with the length of time the Portfolio has held the security - not how long you have invested in the Portfolio.

During normal market conditions, it is expected that substantially all of the dividends paid by The Intermediate Term Municipal Bond Portfolio will be excluded from gross income for Federal income tax purposes. These Portfolios may, however, invest in certain securities with interest that may be a preference item for the purposes of the alternative minimum tax or a factor in determining whether Social Security benefits are taxable. In such event, a portion of the Portfolio's dividends would not be exempt from Federal income taxes. If a Portfolio invests in foreign securities, it may be subject to foreign withholding taxes, and under certain circumstances, may elect to pass-through to its shareholders their pro rata share of foreign taxes paid by such Portfolio. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of foreign source income (including any foreign taxes paid by the Portfolio), and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code.

You will be notified each year about the Federal tax status of dividends and capital gains distributions made by the Portfolios. Depending on your residence for tax purposes, dividends and capital gains distributions may also be subject to state and local taxes, including withholding taxes. Foreign shareholders may be subject to special withholding requirements.

FINANCIAL HIGHLIGHTS
================================================================================

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years or since the inception of the Portfolio, if less than 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that you would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust's financial statements, are included in the Statement of Additional Information, which is available upon request.

[to be supplied]

--------------------------------------------------------------------------------
                           THE HIRTLE CALLAGHAN TRUST
================================================================================

FOR MORE INFORMATION:
For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:
The Trust's annual and semi-annual reports to shareholders contain additional information on the Trust's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"):
The SAI provides more detailed information about the Trust, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF THESE REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE TRUST BY CONTACTING A BROKER OR
            BANK THAT SELLS THE PORTFOLIOS. OR CONTACT THE TRUST AT:

                           THE HIRTLE CALLAGHAN TRUST
                   100 FOUR FALLS CORPORATE CENTER, SUITE 500
                        WEST CONSHOHOCKEN, PA 19428-2970
                             TELEPHONE: 612-828-7200
--------------------------------------------------------------------------------

You can review the Trust's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

o    Free from the Commission's website at http://www.sec.gov.

                    Investment Company Act File No. 811-8918.

                       STATEMENT OF ADDITIONAL INFORMATION

                           THE HIRTLE CALLAGHAN TRUST
                   100 FOUR FALLS CORPORATE CENTER, SUITE 500
                        WEST CONSHOHOCKEN, PA, 19428-2970

This statement of additional information is designed to supplement information contained in the prospectus relating to The Hirtle Callaghan Trust ("Trust"). The Trust is an open-end, diversified, series, management investment company registered under the Investment Company Act of 1940 ("Investment Company Act"). Hirtle, Callaghan & Co., Inc ("Hirtle Callaghan") serve as the overall investment adviser to the Trust. This document, although not a prospectus, is incorporated by reference in its entirety in the Trust's prospectus and should be read in conjunction with the Trust's prospectus dated September 5, 2000. A copy of that prospectus is available by contacting the Trust at 610-828-7200.

Statement of Additional Information Heading            Corresponding Prospectus Heading
-------------------------------------------            --------------------------------
Management of the Trust                                Management of the Trust
         Trustees and Officers
         Investment Advisory Arrangements
         Administration, Distribution and Related
           Services

Further Information About the Trust's Investment
  Policies                                             Investment Risk and Strategies

Investment Restrictions                                Investment Risk and Strategies

Additional Purchases and Redemption Information        Shareholder Information

Portfolio Transactions and Valuation                   Shareholder Information

Dividends, Distributions and Taxes                     Shareholder Information

Performance Information                                Portfolio Descriptions and Expenses

History of the Trust and Other Information             Management of Trust

Financial Statements and Independent Accountants       Financial Highlights

Ratings Appendix                                       N/A

This Statement of Additional Information does not contain all of the information set forth in the registration statement filed by the Trust with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933. Copies of the registration statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at its offices in Washington, D.C.

The Trust's Annual Report to Shareholders dated June 30, 1999 accompanies this Statement of Additional Information and is incorporated by reference herein. The date of this Statement of Additional Information is September 5, 2000.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS. The Trust's Board of Trustees ("Board") is responsible for the overall supervision and management of the business and affairs of the Trust, including (i) the selection and general supervision of those investment advisory organizations ("Specialist Managers") retained by the Trust to provide portfolio management services to each of its separate investment portfolios (each a "Portfolio"); and (ii) for Portfolios for which more than one Specialist Manager has been retained, allocation of that Portfolio's assets among such Specialist Managers. In particular, the Board may, from time to time, allocate portions of a Portfolio's assets between or among several Specialist Managers, each of whom may have a different investment style and/or investment selection discipline. The Board also may reallocate a Portfolio's assets among such Specialist Managers, or terminate particular Specialist Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. Further information regarding the Trust's use of multi-manager structure appears below. In addition, the Board may retain additional Specialist Managers on behalf of a Portfolio subject to the approval of the shareholders of that Portfolio in accordance with the Investment Company Act.

Day-to-day operations of the Trust are the responsibility of the Trust's officers, who are elected by, and serve at the pleasure of, the Board. The name and principal occupation for the past five years of each of the Trust's current officers and trustees are set forth below; unless otherwise indicated, the business address of each is 100 Four Falls Corporate Center, Suite 500, West Conshohocken, PA 19428-2970. Except for Mr. Williams, each of the Trustees has served on the Trust's Board since its inception; Mr. Williams became a Trustee as of July 15, 1999. An asterisk appears beside the name of each Trustee who is an "interested person" of the Trust within the meaning of the Investment Company Act.

NAME AND BUSINESS ADDRESS   BIRTHDATE      POSITION WITH   PRINCIPAL OCCUPATION
-------------------------   ---------      -------------   --------------------
                                           THE TRUST       FOR THE LAST FIVE YEARS
                                           ---------       -----------------------
*Donald E. Callaghan        9/19/46        Chair and       For more than the past five years, Principal,
                                           President       Hirtle Callaghan.

Ross H. Goodman             12/25/47       Trustee         For more than the past five years, Mr. Goodman
                                                           has been Vice President of American Industrial
                                                           Management & Sales , Northeast, Inc. or its
                                                           predecessors. (manufacturing representative).

*Jonathan J. Hirtle         12/31/52       Trustee         For more than the past five years,  Principal,
                                                           Hirtle Callaghan

Jarrett Burt Kling          5/26/43        Trustee         For more than the past five years, Mr. Kling has
                                                           been associated with CRA Real Estate Securities,
                                                           L.P., a registered investment adviser and
                                                           indirect, wholly-owned subsidiary of ING Groep.


R. Richard Williams         8/24/45        Trustee         For more than the last five years, Mr. Williams
                                                           has served as the Chief Executive Officer and
                                                           President of Valquip Corporation (flow control
                                                           distribution).

Richard W. Wortham, III     9/12/38        Trustee         For more than the past five years, Video Rental
                                                           of Pennsylvania, Inc. and its parent, Houston
                                                           VMC, Inc. Mr. Wortham is also a trustee of  the
                                                           Wortham Foundation and the Museum of Fine Arts,
                                                           Houston.

Robert J. Zion              12/7/61        Vice            Mr. Zion is a Principal of Hirtle Callaghan, and
                                           Secretary and   has been employed President, by that firm for
                                           Treasurer       more than the last five years.

Each of those members of the Board who are not "interested persons" of the Trust within the meaning of the Investment Company Act ("Independent Trustees") receive from the Trust a fee of $1,000.00 per meeting of the Board attended and are reimbursed for expenses incurred in connection with each such meeting. Those members of the Board who are "interested persons" of the Trust and the Trust's officers receive no compensation from the Trust for performing the duties of their respective offices. As permitted under the Trust's Amended and Restated Declaration and Agreement of Trust and by-laws, the Board has established an executive committee and has appointed Messrs. Callaghan, Hirtle and [to be supplied] to serve on that committee. Under the Trust's by-laws, the executive committee is authorized to act for the full Board in all matters for which the affirmative vote of a majority of the Board of the Trust's Independent Trustees is not required under the Investment Company Act or other applicable law. The table below, which is required to be included in this Statement of Additional by the

SEC, shows the aggregate compensation received from the Trust by each of the Independent Trustees during the fiscal year ending June 30, 2000 (excluding reimbursed expenses).

Name and Position           Aggregate             Pension        Estimated      Total Compensation
                            Compensation From     Retirement     Benefits Upon  From Trust
                            Trust                 Benefits From  Retirement
                                                  Trust          From Trust

Ross H. Goodman                                       none          none
Jarrett Burt Kling                                    none          none
Richard W. Wortham, III                               none          none
R. Richard Williams                                   none          none

All of the officers and trustees of the Trust own, in the aggregate, less than one percent of the outstanding shares of the shares of the respective Portfolios of the Trust; officers and Trustees of the Trust may, however, be investment advisory clients of Hirtle Callaghan and shareholders of the Trust.

The Trust, Hirtle Callaghan and each of the Trust Specialist Managers, as well as the Trust's distributor, have adopted codes of ethics under Rule 17j-1 under the Investment Company Act. These codes of ethics permit investment personnel subject o their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Trust for their own accounts. The codes of ethics are on public file with, and are available from, the Securities and Exchange Commission's Public Reference Room in Washington, D.C.

MULTI-MANAGER STRUCTURE. The Trust expects to use the multi-manager structure for certain of the Portfolios from time to time when such strategy appears advisable for the particular Portfolio. At present, each of the Equity Portfolios employs the multi-manager structure. Under this structure, the Trust allocates portions of a Portfolio's assets among multiple specialist managers with superior performance records that have dissimilar investment styles and security selection disciplines. The Trust monitors the performance of both the overall Portfolio and of each Specialist Manager. From time to time the Trust may reallocate Portfolio assets among individual Specialist Managers, or recommend that particular Specialist Managers be hired or terminated, when the Trust believes the action is appropriate to achieve the overall objectives of the particular Portfolio. For example, a reallocation may be recommended by Hirtle Callaghan and considered by the Board in the event that a Specialist Manager experiences variations in performance which may be caused by factors or conditions that affect the particular universe of securities emphasized by that investment manager or otherwise affect that Specialist Managers particular investment style.

The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Trust to (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Manager that have complementary investment styles (e.g. top-down vs. bottom-up investment selections processes: (c) monitor Specialist Managers' performance and adherence to stated styles, and (d) effectively allocate Portfolio assets among Specialist Managers.

The Trust selects Specialist Managers, subject to the approval of the shareholders of that Portfolio in accordance with the Investment Company Act, based on the continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to specific investment styles. While superior performance is regarded as the ultimate goal, short-term performance by itself is not a significant factor in selecting or terminating Specialist Managers.

From time to time, the Trust may recommend that the services of a Specialist Manager be terminated. The criteria for termination may include, but are not limited to, the following: (a) departure of key personnel from the Specialist Manager's firm.; (b) acquisition of the Manger by a third party; or (c) change in or departure from investment style.

INVESTMENT ADVISORY ARRANGEMENTS. As described in the prospectus, Hirtle, Callaghan has entered into a written consulting agreement with the Trust ("Hirtle Callaghan Agreement"). The Hirtle Callaghan Agreement was approved by the Trust's initial shareholder on July 21, 1995, following the approval of the Trust's Board (including a majority of the Trust's Independent Trustees) at a meeting of the Board held on July 20, 1995; that agreement was last approved by the Trust's Board on February 29, 2000. The Hirtle Callaghan Agreement will remain in effect from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by vote of a majority of the Trust's Board or the vote of the holders of a majority of the outstanding securities of the Trust; and (ii) by a majority of the Independent Trustees, by vote cast in person. The Hirtle Callaghan Agreement may be terminated at any time, without penalty, either by the Trust or by Hirtle Callaghan, upon sixty days' written notice and will automatically terminate in the event of its assignment as defined in the Investment Company Act. The Hirtle Callaghan Agreement permits the Trust to use the name "Hirtle Callaghan." In the event, however, the Hirtle Callaghan Agreement is terminated, Hirtle Callaghan has the right to require the Trust to discontinue any references to the name "Hirtle Callaghan" and to change the name of the Trust as soon as is reasonably practicable. The Hirtle Callaghan Agreement further provides that Hirtle Callaghan will not be liable to the Trust for any error, mistake of judgment or of law, or loss suffered by the Trust in connection with the matters to which the Hirtle Callaghan Agreement relates (including any action of any Hirtle Callaghan officer or employee in connection with the service of any such officer or employee as an officer of the Trust), whether or not any such action was taken in reliance upon information provided to the Trust by Hirtle Callaghan, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of Hirtle Callaghan.

At a meeting of the Board held on February 29, 2000, the Board approved a proposal to seek an order of the SEC that would, if issued, permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board in the manner contemplated by Section 15(c) but without submitting such contracts for the approval of the shareholders of the relevant portfolio. It is anticipated, however, that any such order would become effective with respect to any Portfolio only upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

PORTFOLIO MANAGEMENT CONTRACTS. The Trust has also entered into investment advisory contracts ("Portfolio Management Contracts") on behalf of each of the Portfolios with one or more of the Specialist Managers. Although the Trust is served by several different Specialist Managers, each of the contracts that govern these advisory relationships include a number of similar provisions. Each of Portfolio Management Contracts provides that the named Specialist Manager will, subject to the overall supervision of the Board, provide a continuous investment program for the assets of the Portfolio to which such contract relates, or that portion of such assets as may be, from time to time allocated to such Specialist Manager. Under their respective contracts, each Specialist Manager is responsible, for the provision of investment research and management of all investments and other instruments and the selection of brokers and dealers through which securities transactions are executed. Each of the contracts provides that the named Specialist Manager will not be liable to the Trust for any error of judgment or mistake of law on the part of the Specialist Manager, or for any loss sustained by the Trust in connection with the purchase or sale of any instrument on behalf of the named Portfolio, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, misfeasance, bad faith or gross negligence on the part of the named Specialist Manager. Each of the Portfolio Management Contracts provides that it will remain in effect from year to year so long as such continuation is approved, at a meeting called to vote on such continuance, at least annually (i) by vote of a majority of the Trust's Board or the vote of the holders of a majority of the outstanding securities of the Trust; and (ii) by a majority of the Independent Trustees, by vote cast in person, and further, that the contract may be terminated at any time, without penalty, either by the Trust or by the respective Specialist Managers, in each case upon sixty days' written notice. Each of the Portfolio Management Contracts provides that it will automatically terminate in the event of its assignment, as that term is defined in the Investment Company Act.

The Portfolio Management Contracts and the Portfolios to which they relate are as follows:

--------------------------------------------------------------------------------------------------------------------
Portfolio                  Specialist Manager                Served                 Most Recent Contract Approval
                                                             Portfolio Since    Shareholders              Board
--------------------------------------------------------------------------------------------------------------------
The Value Equity           Institutional Capital             Inception          January 12, 1998    February 29,
Portfolio                  Corporation ("ICAP") (1)                                                 2000
                                                             -------------------------------------------------------
                           Geewax Terker & Co. ("Geewax      April 1, 1999      June 15, 1999       February 29,
                           Terker") (2)                                                             2000
--------------------------------------------------------------------------------------------------------------------
The Growth Equity          Jennison Associates LLC           Inception          July 21, 1995       February 29,
Portfolio                  ("Jennison")                                                             2000
                                                             -------------------------------------------------------
                           Goldman Sachs Asset Management    October 1, 1997    January 12, 1998    September 15,
                           ("GSAM") (3)                                                             1999
--------------------------------------------------------------------------------------------------------------------

(1) The Portfolio Management Contract between ICAP and the Trust relating to The Value Equity Portfolio ("ICAP Agreement") was first approved by the Trust's initial shareholder on July 21, 1995, and by the Board on July 20, 1995. An amendment to the ICAP Agreement was approved by shareholders of The Value Equity Portfolio on January 12, 1998, and by the Trust's Board on November 21, 1997. Pursuant to the amendment, the fee payable to ICAP by The Value Equity Portfolio was increased from .30% of the average net assets of that portion of the Portfolio managed by ICAP to .35% of such assets. The amendment first became effective on February 2, 1998. See, "Investment Advisory Fees" in this Statement of Additional Information.

(2) Geewax Terker replaced the prior manager following Board approval of the Portfolio Management Contract between Geewax Terker and the Trust relating to The Value Equity Portfolio and as permitted under Rule 15a-4 of the Investment Company Act, as then in effect. Such contract, is substantially the same as the corresponding agreement between the Trust, and provides for the payment to Geewax Terker by the Portfolio of the same advisory fee as was paid by the prior manager.

(3) The Portfolio Management Contract between GSAM and the Trust provides that GSAM's indemnification obligation of the Specialist Manager with respect to information provided to the Trust by GSAM in connection with certain filings made by the Trust with the SEC will not apply unless GSAM has had an opportunity to review such filings for a specified period of time prior to the date on which they are filed and unless the GSAM is notified in writing of any claim for indemnification within specified periods. As indicated in the prospectus, an amendment to the Portfolio Management Contract between GSAM and the Trust became effective on October 1, 2000; pursuant to such amendment, GSAM is entitled to receive performance-based compensation under certain circumstances. See, "Investment Advisory Fees" in this Statement of Additional Information.

--------------------------------------------------------------------------------------------------------------------
The Small Capitalization   Geewax, Terker (4)                April 1, 1998      June 15, 1998       February 29,
Equity Portfolio                                                                                    2000
                                                             -------------------------------------------------------
                           Frontier Capital Management       Inception          December 16, 1999   February 29,
                           Company ("Frontier") (5)                                                 2000
--------------------------------------------------------------------------------------------------------------------
The International Equity   Capital Guardian Trust Company    April 28, 2000     June 26, 2000       April 14, 2000
Portfolio                  (6)
                                                             -------------------------------------------------------
                           Artisan Limited Partnership       July 23, 1999      July 23, 1999       June 8, 1999
                           ("Artisan") (7)
--------------------------------------------------------------------------------------------------------------------
The Intermediate Term      Deutsche Asset Management, Inc.   Inception          July 1, 1998        February 29,
Municipal Bond             ("Deutsche ")                     (July 1, 1998)                         2000
Portfolio(8)
--------------------------------------------------------------------------------------------------------------------
The Fixed Income           Deutsche                          Inception          July 1998           February 29,
Portfolio (8)                                                (July 1, 1998)                         2000
--------------------------------------------------------------------------------------------------------------------
The Fixed Income II        Miller, Anderson & Sherrerd,      Inception          June 13, 2000       September 1,
Portfolio                  LLP ("MAS") (9)                   (September 5,                          2000
                                                             2000)
--------------------------------------------------------------------------------------------------------------------
The High Yield Portfolio   MAS (9)                           Inception          June 13, 2000       September 1,
                                                             (September 5,                          2000
                                                             2000)
--------------------------------------------------------------------------------------------------------------------

(4) Geewax Terker replaced the prior manager following Board approval of the Portfolio Management Contract between Geewax Terker and the Trust relating to The Small Capitalization Equity Portfolio and as permitted under Rule 15a-4 of the Investment Company Act, as then in effect. Such contract, is substantially the same as the corresponding agreement between the Trust and the prior manager, and provides for the payment to Geewax Terker by the Portfolio of the same advisory fee as was paid by the prior manager. The Portfolio Management Contract between Geewax Terker and the Trust provides that Geewax Terker's indemnification obligation with respect to information provided to the Trust by Geewax Terker in connection with certain filings made by the Trust with the SEC will not apply unless Geewax Terker has had an opportunity to review such filings for a specified period of time prior to the date on which they are filed and unless the Geewax Terker is notified in writing of any claim for indemnification within specified periods.

(5) Frontier has served as a Specialist Manager of The Small Capitalization Equity Portfolio since the Portfolio's inception. The Portfolio Management Contract between the Trust and Frontier was submitted to shareholders of the Portfolio in December, 1999 in connection with the acquisition of Frontier by Affiliated Managers Group, Inc. ("AMG"), a Boston-based asset management holding company that holds majority interests in over a dozen investment management firms, and which collectively manage approximately $70 billion in assets. Shares of AMG are listed on the New York Stock Exchange (Symbol: AMG).

(6) CapGuardian replaced Brinson Partners, Inc. ("Brinson") following Board approval of an interim portfolio management agreement ("Interim Agreement') and as permitted under Rule 15(a)(4) of the Investment Company Act. The Interim Agreement was replaced by the Portfolio Management Contract between CapGuardian and the Trust following its approval by the Board and the shareholders of the International Equity Portfolio, on the dates indicated in the table. As indicated in the prospectus, the Portfolio Management Contract between CapGuardian and the Trust provides for the payment of performance-based compensation to CapGuardian under certain circumstances. See, "Investment Advisory Fees" in this Statement of Additional Information.

(7) The terms and conditions of the Artisan Agreement are substantially the same as those included in the agreement between the International Portfolio and the prior manager except that the asset-based fee payable to the prior manager's was calculated at a rate of .40% of 1% on assets of $200 million or less, with reductions (often called "break points") in the applicable rate at higher asset levels. The Artisan Agreement provides for an advisory fee of .40% of 1% of the Portfolio's assets assigned to Artisan, but does not include fee reductions at higher asset levels. The Artisan Agreement will continue in effect until July 23, 2001, and will continue in effect thereafter so long as it is approved at least annually by the Board in the manner prescribed under the Investment
Company Act of 1940. As indicated in the prospectus, an amendment to the Portfolio Management Contract between Artisan and the Trust was approved the Board and by the shareholders of the International Equity Portfolio; pursuant to such amendment, Artisan would be entitled to receive performance-based compensation under certain circumstances. See, "Investment Advisory Fees" in this Statement of Additional Information.

(8) The Portfolio Management Contracts between Deutsche and the Trust relating to The Fixed Income and Intermediate Term Municipal Bond Portfolios provide that Deutsche's indemnification obligation with respect to information provided to the Trust by Deutsche in connection with certain filings made by the Trust with the SEC will not apply unless Deutsche has had an opportunity to review such filings for a specified period of time prior to the date on which they are filed and unless the Deutsche is notified in writing of any claim for indemnification within specified periods.

(9) The Portfolio Management Contracts between MAS and the Trust relating to The Intermediate Term Fixed Income and High Yield Bond Portfolios provide that MAS's indemnification obligation with respect to information provided to the Trust by MAS in connection with certain filings made by the Trust with the SEC will not apply unless MAS has had an opportunity to review such filings for a specified period of time prior to the date on which they are filed and unless the MAS is notified in writing of any claim for indemnification within specified periods.

INVESTMENT ADVISORY FEES: HIRTLE CALLAGHAN. The table below sets forth the advisory fees received by Hirtle Callaghan from each of the Portfolios, calculated at an annual rate of .05%, during the periods indicated.

                                        Fiscal Year      Fiscal Year      Fiscal Year
                                        Ended            Ended            Ended
                                        June 30, 2000    June 30, 1999    June 30, 1998
                                        -------------    -------------    -------------
The Value Equity Portfolio                                 $  88,824        $  74,299
The Growth Equity Portfolio                                $ 112,075        $  96,094
The Small Capitalization Portfolio                         $  79,263        $  69,076
The International Equity Portfolio                         $ 116,041        $  87,636
The Intermediate Municipal Bond Portfolio                  $  31,966              N/A
The Fixed Income Portfolio                                 $  46,707              N/A

INVESTMENT ADVISORY FEES: SPECIALIST MANAGERS. In addition to the fee paid by the Trust to Hirtle Callaghan, each of the Portfolios pays a fee to its Specialist Manager(s). In the case of The Value Equity, Small Capitalization Equity, Intermediate Term Municipal Bond, Fixed Income, Fixed Income II and High Yield Portfolios, the Specialist Managers receive a fee based on a specified percentage of that portion of the Portfolio's assets allocated to that Specialist Manager. The rate at which these fees are calculated is set forth in the Trust's prospectus.

In the case of The Growth Equity Portfolio and The International Equity Portfolio, the Trust's Board and the shareholders of each of these Portfolios have approved arrangements whereby one or more of the Specialist Managers retained by the Portfolios may, under certain circumstances, receive performance based compensation. Such arrangements are designed to increase a Specialist Manager's fee with respect to those periods in which superior investment performance is achieved and to reduce that fee when the performance achieved falls below a specified performance index. This type of fee structure is know as a "fulcrum fee." Shareholders should be aware that each of these fulcrum fee arrangements could increase or decrease the fee payable to the Specialist Manager involved and such increases could occur in declining markets if the decline in the investment return achieved by the Specialist Manager is less than the decline in the total return of the applicable performance index. These performance-based fee arrangements are described below.

GSAM. GSAM is entitled to receive a compensation for its services based in part on the performance achieved by that portion of the assets of The Growth Equity Portfolio assigned to GSAM ("GSAM Account"). This performance fee arrangement is set forth in an amendment to the GSAM Agreement that was approved by the Board and the shareholders of the Growth Portfolio at the same time as such approvals were obtained for the initial GSAM Agreement. The performance fee arrangement first became effective on October 1, 1999, following the receipt of an exemptive order from the Securities and Exchange Commission that, in effect, permits the performance of the GSAM Account to be measured without regard to certain expenses incurred in the operation of the Growth Portfolio, but over which GSAM, as a Specialist Manager, has no control. Under the performance fee arrangement, GSAM is entitled to receive a base fee ("Base Fee") calculated at the annual rate of .30% (or 30 basis points) of the average net assets of that portion of the Growth Portfolio's assets assigned to GSAM ("GSAM Account"). Under the performance fee arrangement, GSAM's fee would be adjusted to reflect the performance of the GSAM Account only after the Performance fee arrangement has been in effect for 12 months ("Initial Period") following the date ("Effective Date") on which the Performance fee arrangement becomes effective. For the first three quarters of the Initial Period, GSAM will be entitled to receive a Base Fee of .075% of the average net assets of the GSAM Account (or 7.5 basis points). At the end of the fourth quarter of the Initial Period, GSAM will be entitled to receive a fee equal to .075% of the average net assets of the GSAM Account plus or minus the applicable performance adjustment for the Initial Period. This adjustment will be calculated by multiplying the average net assets of the GSAM Account for the Initial Period by a factor ("Performance Component") equal to 25% of the difference between (i) the total return of the GSAM Account, calculated without regard to expenses incurred in the operation of the GSAM Account ("Gross Total Return") during the Initial Period, and (ii) the total return of the Russell 1000 Growth Index ("Index Return") during the Initial Period plus a performance hurdle of 30 basis points.

For each quarter following the fourth quarter of the Initial Period, GSAM will receive a quarterly fee of 7.5 basis points plus or minus 1/4 of the Performance Component multiplied by the average net assets of the GSAM Account for the immediately preceding 12 month period, on a "rolling basis." This means that, at each quarterly fee calculation, the Gross Total Return of the GSAM Account, the Index Return and the average net assets of the GSAM Account for the most recent quarter will be substituted for the corresponding values of the earliest quarter included in the prior fee calculation. The performance fee arrangement provides for a "recoupment feature" with respect to the Initial Period. If the aggregate of the payments to GSAM made with respect to the first four quarters following the Effective Date exceed the Performance Adjusted Fee to which GSAM would be entitled with respect to the Initial Period, advisory fees payable to GSAM with respect to each succeeding quarter will be reduced until the difference between the aggregate quarterly fees received by GSAM with respect to the Initial Period and such Performance Adjusted Fee is fully recouped by the GSAM Account. In accordance with the Minimum Contractual Fee provision noted above, however, no quarterly payment to GSAM will be less than 2.5 basis points.

Artisan. The arrangement ("performance fee arrangement") described below was approved by the Trust's Board and the shareholders of The International Equity Portfolio, but will not be implemented unless and until an order of the SEC is obtained that would permit the contemplated performance fee to be calculated as described below. Under the performance fee arrangement relating to Artisan, Artisan would be entitled to receive an advisory fee that will increase or decrease based on the performance achieved by Artisan in that portion of the International Portfolio allocated to it by the Board from time to time ("Artisan Account"). Specifically, Artisan would be entitled to receive each quarter, a fee ("Base Fee") calculated at an annual rate equal to .40% (or 40 basis points) of the average net assets of the Artisan Account. Each quarterly payment, however, would be adjusted to reflect the performance achieved by Artisan. This "Performance Adjusted Fee" would be arrived at by adding or subtracting a specified adjustment ("Performance Component") from the Base Fee. The Performance Component will be calculated by (a) computing the difference between
(i) the total return of the Artisan Account without regard to expenses incurred in the operation of the Artisan Account ("Gross Total Return") during the relevant period, and (ii) the return of the EAFE Index ("Index Return") during the same period plus .40% (or 40 basis points); and (b) multiplying the resulting factor by 25%. Under the Artisan performance fee arrangement, Artisan's fee would be adjusted to reflect the performance of the Account only after the Artisan performance fee arrangement has been in effect for 12 months ("Initial Period") following the date ("Effective Date") on which the Artisan performance fee arrangement becomes effective. For the first three quarters of the Initial Period, Artisan would be entitled to receive a Base Fee of .10 % of the average net assets of the Artisan Account (or 10 basis points). At the end of the fourth quarter of the Initial Period, Artisan would be entitled to receive a fee equal to .10 % of the average net assets of the Artisan Account plus or minus the applicable performance adjustment for the Initial Period. This adjustment would be calculated by multiplying the average net assets of the Artisan Account for the Initial Period by a factor ("Performance Component") equal to 25% of the difference between (i) the total return of the Artisan Account, calculated without regard to expenses incurred in the operation of the Artisan Account ("Gross Total Return") during the Initial Period, and (ii) the total return of the EAFE Index ("Index Return") during the Initial Period plus a performance hurdle of 40 basis points. For each quarter following the fourth quarter of the Initial Period, Artisan would receive a quarterly fee of 10 basis points plus or minus 25% of the Performance Component multiplied by the average net assets of the Artisan Account for the immediately preceding 12 month period, on a "rolling basis." This means that, at each quarterly fee calculation, the Gross Total Return of the Artisan Account, the Index Return and the average net assets of the Artisan Account for the most recent quarter will be substituted for the corresponding values of the earliest quarter included in the prior fee calculation.

Under the Artisan performance fee arrangement, the Base Fee, as adjusted by application of the Performance Component ("Performance Adjusted Fee") is limited such that the annual advisory fee received by Artisan will not exceed .80% of the average net assets (or 80 basis points) of the Artisan Account. Due to the performance hurdle noted above, this maximum fee level would be attained only to the extent that the Artisan Account outperforms the EAFE Index by a factor of at least 200 basis points. The maximum payment to Artisan for any quarter (other than the fourth quarter of the Initial Period) will be limited to not more than
 .20% of the average net assets of the Artisan Account (or 20 basis points). There is no minimum fee payable to Artisan under the Artisan performance fee arrangement. Stated another way, Artisan could, under certain circumstances, receive no fee at all for a given period. This would occur, however, only in the event that the Artisan Account underperforms the EAFE Index by a factor of at least 120 basis points. The Artisan performance fee arrangement provides for a "recoupment feature" with respect to the Initial Period. If the aggregate of the payments to Artisan made with respect to the first four quarters following the Effective Date exceed the Performance Adjusted Fee to which Artisan would be entitled with respect to the Initial Period, advisory fees payable to Artisan with respect to each succeeding quarter will be reduced until the difference between the aggregate quarterly fees received by Artisan with respect to the Initial Period and such Performance Adjusted Fee is fully recouped by the Artisan Account. Artisan could, therefore, not be entitled to receive any advisory fee payment following the Initial Period, depending on the performance actually achieved by the Artisan Account during such period.

CapGuardian. The performance fee arrangement applicable to CapGuardian would entitle CapGuardian to receive a base fee calculated at the annual rate of .40% (or 40 basis points) of the average net assets of that portion of The International Equity Portfolio allocated to CapGuardian ("CapGuardian Account"). CapGuardian's fee would be increased in the event that the net value added by CapGuardian during the preceding twelve month period exceeds the total return of the MSCI EAFE Index by at least .40% (or 40 basis points). This 40 basis point "performance hurdle" is designed to assure that CapGuardian will earn a performance adjustment only with respect to the value that its portfolio management adds to the CapGuardian Account, after taking into account into account the cost -- before any performance adjustment is made -- of CapGuardian's portfolio management services. The maximum fee that would be payable to CapGuardian with respect to any 12 month period is .60%

(or 60 basis points). In the event that the performance of the CapGuardian Account is below the performance of the MSCI EAFE, CapGuardian's .40% (or 40 basis point) base fee would be decreases for the relevant twelve month period, with the proviso that the minimum annual fee payable to CapGuardian under the CapGuardian performance fee arrangement would be 20 basis points. The amount of each performance adjustment (whether the adjustment would result in an increase or a decrease in CapGuardian's fee for the period) would be 12.5% of the difference between the performance of the CapGuardian Account and the MSCI EAFE Index plus .40%. During each of the first three quarters following the date on which the CapGuardian performance fee arrangement becomes effective, CapGuardian would receive a Base Fee of .10% of the average net assets of the CapGuardian Account during the quarter. For the fourth quarter of the Initial Period, CapGuardian would receive a Base Fee of .10% of the average net assets of the CapGuardian Account during the quarter plus or minus a Performance Component multiplied by the average net assets of the CapGuardian Account during the preceding four quarters ("Initial Period"). The Performance Component will be calculated by (a) computing the difference between (i) the total return of the CapGuardian Account without regard to expenses incurred in the operation of the CapGuardian Account ("Gross Total Return") during the Initial Period; and (ii) the return of the MSCI EAFE Index (net of dividends to U.S. investors) ("Index Return") during the Initial Period plus .40% (or 40 basis points); and (b) multiplying the resulting factor by 12.5% (or 12.5 basis points). For each quarter following the fourth quarter of the Initial Period, CapGuardian would receive a quarterly fee of .10% (10 basis points) plus or minus 12.5% of the Performance Component multiplied by the average net assets of the CapGuardian Account for the immediately preceding 12 month period, on a "rolling basis." This means that, at each quarterly fee calculation, the Gross Total Return of the CapGuardian Account, the Index Return and the average net assets of the CapGuardian Account for the most recent quarter will be substituted for the corresponding values of the earliest quarter included in the prior fee calculation.

Under the CapGuardian performance fee arrangement, the maximum Performance Adjusted Fee is limited such that the annual advisory fee received by CapGuardian will not exceed .60% of the average net assets (or 60 basis points) of the CapGuardian Account. Due to the .40% performance hurdle, this maximum fee level would be attained only to the extent that the CapGuardian Account outperforms the MSCI EAFE Index by a factor of at least 200 basis points. The maximum payment to CapGuardian for any quarter (other than the fourth quarter of the Initial Period) will be limited to not more than .15% of the average net assets of the CapGuardian Account (or 15 basis points). The minimum Performance Adjusted Fee payable to CapGuardian under this CapGuardian performance fee arrangement is .20% of the average net assets of the Cap Guardian Account. This minimum fee would obtain, however, only in the event that the Cap Guardian Account underperforms the EAFE Index by a factor of at least 120 basis points. The minimum payment to CapGuardian for any quarter (other than the fourth quarter of the Initial Period) will be .05% of the average net assets of the CapGuardian Account (or 5 basis points). The CapGuardian performance fee arrangement provides for a "recoupment feature" with respect to the Initial Period. If the aggregate of the payments to CapGuardian made with respect to the Initial Period exceed the Performance Adjusted Fee to which CapGuardian would be entitled with respect to the Initial Period, advisory fees payable to CapGuardian with respect to each succeeding quarter will be reduced until the difference between the aggregate quarterly fees received by CapGuardian with respect to the Initial Period and such Performance Adjusted Fee is fully recouped by the CapGuardian Account. CapGuardian could, therefore, not be entitled to receive any advisory fee payment following the Initial Period, depending on the performance actually achieved by the Cap Guardian Account during such period.

CapGuardian is not currently required to register under the Investment Advisers Act and is thus not subject to the restrictions imposed by that Act on the receipt of incentive based compensation. Under the express terms of the CapGuardian Agreement, the performance fee arrangement would be suspended in the event that CapGuardian (or any division within CapGuardian) becomes subject to that Act. Such suspension, if it occurs, would be lifted when and if CapGuardian obtains appropriate assurances from the SEC that the receipt by CapGuardian of performance based compensation calculated in accordance with the performance fee arrangement is appropriate. If requested, there can be no assurance that such relief will be granted by the SEC. Under the CapGuardian Agreement, if the performance fee arrangement is suspended, CapGuardian will receive an annual fee, calculated daily and payable quarterly, of .40% of the assets in the Account, until such time as such SEC assurances are obtained.

The following table sets forth the actual investment advisory fee received from the specified Portfolio by each of its respective Specialist Managers during the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998, respectively:

SPECIALIST MANAGER            PORTFOLIO            ADVISORY FEE RATE (1)          ACTUAL FEE PAID FOR FISCAL YEAR ENDED
------------------            ---------            ---------------------          -------------------------------------
                                                                                   2000            1999            1998
                                                                                   ----            ----            ----
Institutional Capital Corp.   Value Equity        .35% of average net assets (2)               $391,335        $174,556
Geewax, Terker & Co.          Value Equity        .30% of average net assets                     65,021              NA
                              Value Equity        .30% of average net assets                    132,479         292,181
Jennison Associates LLC       Growth Equity       .30% of average net assets                    455,190         379,252


GSAM (6)                      Growth Equity       .30% of average net assets                    217,242         150,526
Frontier.                     Small Cap           .45% of average net assets                    386,207         346,569
Geewax, Terker.               Small Cap           .30% of average net assets                    218,095          47,439
CapGuardian(7)                International       .40% of average net assets                    912,160         698,930
Artisan (8)                   International       .40% of average net assets                         NA              NA


Deutsche                      Intermediate Term   .20% of average net assets                    175,807              NA
Deutsche.                     Fixed Income        .20% of average net assets                    256,883              NA

MAS                           Fixed Income II     .275% of the first $200 million.                   NA              NA
                                                  .250% of the next $200 million and
                                                  .200%  over $400 million

MAS                           High Yield          .275% of the first $200 million                    NA              NA
                                                  .250% of the next $200 million and
                                                  .200 of such assets over $400 million.

(1) Rate shown applies to that portion of the indicated portfolio's assets allocated to the specified Specialist Manager.

(2) The fee payable to ICAP by The Value Equity Portfolio was increased .35% of that portion of the average daily net assets of The Value Equity Portfolio managed by ICAP. Such increase first became effective on February 2, 1998.

(3) Effective March 8, 1999, Geewax Terker & Co. replaced Hotchkis & Wiley as an Specialist Manager of The Value Equity Portfolio. For the fiscal years ended June 30, 1998 and 1997, The Value Equity Portfolio paid advisory fees to Hotchkis & Wiley in the amount of $292,181 and $118,592, respectively.

(4) Effective October 1, 1997, Goldman Sachs Asset Management replaced Westfield Capital Management, Inc. For the fiscal year ended June 30, 1997, The Growth Equity Portfolio paid advisory fees to Westfield Capital Management, Inc. in the amount of $179,941.

(5) Effective April 1, 1998, Geewax, Terker & Co. replaced Clover Capital Management, Inc. Geewax Terker received no compensation from the Trust during the periods reflected in the table above. For the fiscal years ended June 30, 1998 and 1997, The Small Capitalization Equity Portfolio paid advisory fees to Clover Capital Management in the amount of $203,946 and $185,827, respectively.

(6) Under its Portfolio Management Contract with the Trust, GSAM is entitled to receive performance fee compensation under certain circumstances; no such compensation was paid, however, with during the periods shown.

(7) Effective April 28, 2000, CapGuardian replaced Brinson Partners, Inc. For the fiscal years ended June 30, 1998, 1999 and 2000, The International Equity Portfolio paid advisory fees to Brinson Partners, Inc. of $698,930, $912,160 and _________, respectively. Prior to May 6, 1998, Brinson was compensated at an annual rate of .40% of those assets of the International Equity Portfolio allocated to it. As of May 6, 1998, such fee rate was decreased at asset levels over $200 million. Under its Portfolio Management Contract with the Trust, CapGuardian is entitled to receive performance fee compensation under certain circumstances; no such compensation was paid, however, with during the periods shown.

(8) Artisan Partners Limited Partnership became an Specialist Manager for The International Equity Portfolio, effective July 26, 1999. Under its Portfolio Management Contract with the Trust, Artisan is entitled to receive performance fee compensation under certain circumstances; no such compensation was paid, however, with during the periods shown.

ADMINISTRATION, DISTRIBUTION, AND RELATED SERVICES. BISYS Fund Services, L.P. ("BISYS") 3435 Stelzer Road, Columbus, Ohio 43219 has been retained, pursuant to a separate Administrative Services Contract with the Trust, to serve as the Trust's administrator. BISYS performs similar services for mutual funds other than the Trust. BISYS and its affiliated companies are wholly-owned by The BISYS Group, Inc., a publicly-held company which is a provider of information processing, loan servicing and 401(k) administration and record keeping services to and through banking and other financial organizations.

Services performed by BISYS include: (a) general supervision of the operation of the Trust and coordination of services performed by the various service organizations retained by the Trust; (b) regulatory compliance, including the compilation of information for documents and reports furnished to the Securities and Exchange Commission and corresponding state agencies; (c) assistance in connection with the preparation and filing of the Trust's registration statement and amendments thereto; and (d) maintenance of the Trust's registration in the various states in which shares of the Trust are offered. Pursuant to separate contracts, BISYS or its affiliates also serve as the Trust's transfer and dividend disbursing agent, as well as the Trust's accounting agent and receives fees for such services. For its services, BISYS receives a single all-inclusive fee ("Omnibus Fee"). The Omnibus Fee is computed daily and paid monthly in arrears, at an annual rate of 0.115% of the aggregate average daily net assets of the Value Equity, Growth Equity, Small Capitalization Equity and International Equity Portfolios and of any additional portfolios that invest primarily in equity securities that may be created by the Trust in the future, and .0.095% of the aggregate average daily net assets of each of the Income Portfolios and of any additional portfolios that invest primarily in debt securities that may be created in the future by the Trust.

For the fiscal year ended June 30, 2000, BISYS received for such services fees from each of the Portfolios as follows: [TO BE SUPPLIED] For the fiscal year ended June 30, 1999, BISYS received for such services, fees from each of the Portfolios, as follows: The Value Equity Portfolio, $198,105; The Growth Equity Portfolio, $250,033; The Small Capitalization Portfolio, $177,211; The International Equity Portfolio, $258,552; The Intermediate Term Municipal Bond Portfolio, $79,611 and

The Fixed Income Portfolio, $85,423. These figures reflect voluntary fee waivers by BISYS for The Intermediate Municipal Bond Portfolio. For the fiscal year ended June 30, 1998, BISYS received for such services, fees from each of the Portfolios, as follows: The Value Equity Portfolio, $148,594; The Growth Equity Portfolio, $192,182; The Small Capitalization Portfolio, $138,149; The International Equity Portfolio, $175,266. BISYS Fund Services LP ("BISYS") is the Trust's principal underwriter pursuant to an agreement approved by the Board on July 19, 1996, and last approved on June 8, 1999. Bankers Trust Company has been retained by the Trust to serve as custodian for the assets of each of the Portfolios.

           FURTHER INFORMATION ABOUT THE TRUST'S INVESTMENT POLICIES

As stated in the prospectus, the Trust currently consists of eight portfolios, each with its own investment objectives and policies. These portfolios are The Equity Portfolios --The Value Equity, Growth Equity, Small Capitalization Equity and International and the Income Portfolios --The Fixed Income, Intermediate Municipal Bond, High Yield, and Fixed Income II Portfolios.

The following discussion supplements the discussion of the investment policies of each of the Portfolios as set forth in the prospectus and the types of fixed income securities and other instruments in which the respective Portfolios may invest. The table below summarized the types of securities and other instruments that the several Portfolios may acquire. The table is, however, only a summary listed and it qualified in its entirety by the more detailed discussion immediately following it.

                         CHART OF AUTHORIZED INVESTMENTS

Investment Instrument                   Value   Growth   Small Cap   Intern'l   Ltd. Dur.   Interm.   Fixed   High Yld.   Fixed II.
-----------------------                 -----   ------   ---------   --------   ---------   -------   -----   ---------   ---------
1)   ADRs                                 x        x                    x
2)   Agencies                             *        *         *          *           *          *        x         x           x
3)   Asset-Backed Securities                                                                            x         x           x
4)   Brady Bonds                                                                                                  x           x
5)   Cash Equivalents                     *        *         *          *           *          *        x         x           x
6)   Collateralized                                                                                     x         x           x
     Mortgage Obligations
7)   Commercial Paper                     *        *         *          *           *          *        x         x           x
8)   Common Stock                         x        x         x          x
9)   Convertibles                         x        x                                                    x         x           x
10)  Corporates                                                                                         x         x           x
11)  Emerging Markets Securities                                        x                                         x           x
12)  Depositary Receipt                                                                                           x           x
13)  Floaters                                                                                                     x           x
14)  Foreign Currency                                                   x                                         x           x
15)  Foreign Equity (US $)                x        x                    x                                         x           x
16)  Foreign Equity                                                     x                                         x           x
     (foreign. Currency)
17)  Foreign Fixed Income Securities                                                                              x           x
18)  Mortgage Securities                                                                                x         x           x
19)  Forwards                             **      **         **         x                               x         x           x
20)  Futures                              **      **         **         **                                        x           x
21)  High Yield Securities                                                                                        x           x
22)  Inverse Floaters                                                                                             x           x
23)  Investment Companies                 x        x         x          x           x          x        x         x           x
     (incl. SPDRs)
24)  Investment Funds
25)  Loan (Participations.                                                                                        x           x
     and Assignments.)
26)  Municipals                                                                     x          x                  x           x
27)  Options                              **      **         **         **                                        x           x
28)  Preferred Stock
29)  REITS                                x        x         x          x                                         x           x
30)  Repurchase Agreements                *        *         *          *           *          *        x         x           x
31)  Reverse Repurchase Agreements        *        *         *          *           *          *        x         x           x
32)  Rights                                                                                                       x           x
33)  Striped Mortgage Backed                                                                                      x           x
34)  Securities Lending                                                                                           x           x
35)  Short Sales                          **      **         **         **                                        x           x
36)  Structured Investments
37)  Structured Notes                                                                                             x           x
38)  Swaps                                                                                                        x           x
39)  U.S. Governments                     *        *         *          *           *          *        x         x           x
40)  Warrants                                                                                                     x           x
41)  When-Issued Securities                                                         x          x        x         x           x
42)  Yankees and Eurobonds                                                                                        x           x
43)  Zero Coupons Agencies                                                                                        x           x

* Money market instruments for cash management or temporary purposes Italics = derivative investments
** For hedging purposes

MUNICIPAL  SECURITIES.  As  stated  in the  prospectus,  The  Intermediate  Term
Municipal Bond Portfolio and to a lesser extent, each of the other Income Portfolios, may invest in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the district of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal tax. Municipal securities may also be issued on a taxable basis.

The two principal classifications of municipal securities are "general obligations" and "revenue obligations." General obligations are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuers with respect to "general obligations" and/or "revenue obligations" may be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds. In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications. For the purpose of applying a Portfolio's investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the appropriate Specialist Manager based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as a Portfolio. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities can be readily marketable. The obligations of an issuer to pay the principal of and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due principal of or interest on a municipal security may be materially affected.

MUNICIPAL LEASES, CERTIFICATES OF PARTICIPATION AND OTHER PARTICIPATION INTERESTS. Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds, some of which are summarized in the prospectus. In addition, leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Thus, a Portfolio's investment in municipal leases will be subject to the special risk that the governmental issuer may not appropriate funds for lease payments. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of a Portfolio's original investment.

Certificates of participation represent undivided interests in municipal leases, installment purchase contracts or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase contracts.

Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Portfolios' respective limitations on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by a Portfolio may be determined by the appropriate Specialist Manager, pursuant to guidelines adopted by the Trustees of the Trust, to be liquid securities for the purpose of such Portfolio's limitation on investments in illiquid securities. In determining the liquidity of municipal lease obligations and certificates of participation, the appropriate Specialist Manager will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the appropriate Specialist
Manager will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. No Portfolio may invest more than 5% of its net assets in municipal leases. Each of the Income Portfolios may purchase participations in municipal securities held by a commercial bank or other financial institution. Such participations provide a Portfolio with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide a Portfolio with the right to demand payment, on not more than seven days notice, of all or any part of the Portfolio's participation interest in the underlying municipal security, plus accrued interest.

MUNICIPAL NOTES. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. Tax Anticipation Notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. Tax and Revenue Anticipation Notes combine the funding sources of both Tax Anticipation Notes and Revenue Anticipation Notes. Construction Loan Notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the Federal Housing Authority; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable.

TAX-EXEMPT COMMERCIAL PAPER. Issues of tax-exempt commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

PRE-REFUNDED MUNICIPAL SECURITIES. The principal of and interest on municipal securities that have been pre-refunded are no longer paid from the original revenue source for the securities. Instead, after pre-refunding, the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer. Pre-refunded municipal securities are usually purchased at a price which represents a premium over their face value.

TENDER OPTION BONDS. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.

As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of the appropriate Specialist Manager, the credit quality of the bond issuer and the financial institution is deemed, in light of the Portfolio's credit quality requirements, to be inadequate. Each Municipal Portfolio intends to invest only in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by the appropriate Specialist Manager, be exempt from regular federal income tax. However, because there can be no assurance that the IRS will agree with such counsel's opinion in any particular case, there is a risk that a Municipal Portfolio will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees, in relation to various regulated investment company tax provisions is unclear. Each Municipal Portfolio intends to manage its portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

AUCTION RATE SECURITIES. Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of complying with the 20% limitation on each Municipal Portfolio's investments in taxable investments, auction rate preferred securities will be treated as taxable investments unless substantially all of the dividends on such securities are expected to be exempt from regular federal income taxes.

A Portfolio's investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the 1940 Act. These limitations include prohibitions against acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of the Portfolio's assets in securities of any one such investment company or more than 10% of its assets in securities of all such investment companies. A Portfolio will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Portfolio.

PRIVATE ACTIVITY BONDS. Certain types of municipal securities, generally referred to as industrial development bonds (and referred to under current tax law as private activity bonds), are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The interest from certain private activity bonds owned by a Portfolio (including a Municipal Portfolio's distributions attributable to such interest) may be a preference item for purposes of the alternative minimum tax.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES.
MORTGAGE-BACKED SECURITIES. As stated in the Prospectus, the Income Portfolios may invest in mortgage-backed securities, including derivative instruments. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured by real property. A Portfolio may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of Federally insured mortgage loans with a maximum maturity of 30 years. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest.

Only The Fixed Income Portfolio may invest in mortgage-backed securities issued by non-governmental entities including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, including "regular" interests and "residual" interests. The Portfolios do not intend to acquire residual interests in REMICs under current tax law, due to certain disadvantages for regulated investment companies that acquire such interests.

Mortgage-backed securities are subject to unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The appropriate Specialist Manager believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment, it will be deemed to have a remaining maturity of three years or less if the average life, as estimated by the appropriate Specialist Manager, is three years or less at the time of purchase of the security by a Portfolio. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the appropriate housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. Although the appropriate Specialist Manager will monitor the average life of the portfolio securities of each Portfolio with a portfolio maturity policy and make needed adjustments to comply with such Portfolios' policy as to average dollar weighted portfolio maturity, there can be no assurance that the average life of portfolio securities as estimated by the appropriate Specialist Manager will be the actual average life of such securities.

ASSET-BACKED SECURITIES. As stated in the Prospectus, the Fixed Income Portfolio may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. The asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Certain asset backed securities may be considered derivative instruments.

REAL ESTATE INVESTMENT TRUSTS. Each of the Equity Portfolios, and each of the Fixed Income II and High Yield Portfolios may invest up to
10% of its assets in equity interests issued by real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which a Portfolio invests in addition to the expenses incurred directly by a Portfolio.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. First, the value of a REIT may be affected by changes in the value of the underlying property owned by the REITs. In addition, REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P Index of 500 Common Stocks.

MONEY MARKET INSTRUMENTS.
REPURCHASE AGREEMENTS. As noted in the prospectus, among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase Agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Specialist Manager for each Portfolio, in accordance with guidelines adopted by the Board, monitors the creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements. The Trust also monitors the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is adequately collateralized.

Repurchase agreements may be entered into with primary dealers in U.S. Government Securities who meet credit guidelines established by the Board (each a "repo counterparty"). Under each repurchase Agreement, the repo counterparty will be required to maintain, in an account with the Trust's custodian bank, securities that equal or exceed the repurchase price of the securities subject to the repurchase Agreement. A Portfolio will generally enter into repurchase agreements with short durations, from overnight to one week, although securities subject to repurchase agreements generally have longer maturities.

A Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements. For purposes of the Investment Company Act, a repurchase agreement may be deemed a loan to the repo counterparty. It is not clear whether, in the context of a bankruptcy proceeding involving a repo counterparty, a court would consider a security acquired by a Portfolio subject to a repurchase Agreement as being owned by that Portfolio or as being collateral for such a "loan." If a court were to characterize the transaction as a loan, and a Portfolio has not perfected a security interest in the security acquired, that Portfolio could be required to turn the security acquired over to the bankruptcy trustee and be treated as an unsecured creditor of the repo counterparty. As an unsecured creditor, the Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. In the event of any such bankruptcy or insolvency proceeding involving a repo counterparty with whom a Portfolio has outstanding repurchase agreements a Portfolio may encounter delays and incur costs before being able to sell securities acquired subject to such repurchase agreements. Any such delays may involve loss of interest or a decline in price of the security so acquired.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the repo counterparty may fail to repurchase the security. However, a Portfolio will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the repurchase price, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer of such collateral to the account of its custodian bank. If the market value of the security subject to the repurchase agreement falls below the repurchase price the Trust will direct the repo counterparty to deliver to the Trust's custodian additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

COMMERCIAL PAPER. Commercial paper is a short-term, unsecured negotiable promissory note of a U.S. or non-U.S. issuer. Each of the Portfolios may purchase commercial paper for temporary purposes; the Fixed-Income Portfolios may acquire these instruments as described in the Prospectus. Each Portfolio may similarly invest in variable rate master demand notes which typically are issued by large corporate borrowers and which provide for variable amounts of principal indebtedness and periodic adjustments in the interest rate. Demand notes are direct lending arrangements between a Portfolio and an issuer, and are not normally traded in a secondary market. A Portfolio, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those that apply to issuers of commercial paper. The appropriate Specialist Manager will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also "Variable and Floating Rate Instruments," above.

BANK OBLIGATIONS. Each of the Portfolios may purchase certain bank obligations for temporary purposes; the Fixed-Income Portfolios may acquire these instruments as described in the Prospectus. Such instruments may include certificates of deposit, time deposits and bankers' acceptances. Certificates of Deposit ("CDs") are short-term negotiable obligations of commercial banks. Time Deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Portfolio, depending upon the principal amount of CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. savings and loan associations, the CDs of which may be purchased by the Portfolios, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Portfolio which is administered by the FDIC and backed by the full faith and credit of the U.S. Government.

VARIABLE AND FLOATING RATE INSTRUMENTS. As noted in the prospectus, among the instruments that each of the Portfolios may use for temporary investment purposes are short-term variable rate instruments (including floating rate instruments) from banks and other issuers. In addition, each of the Income Portfolios may purchase longer-term variable and floating rate instruments in furtherance of the investment objectives of the respective Income Portfolios. A "variable rate instrument" is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A "floating rate instrument" is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates.

Variable rate instruments are generally not rated by nationally recognized ratings organizations (each, an "NRSRO"). The appropriate Specialist Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Portfolio's fixed income investments, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Portfolio's investment quality standards relating to investments in bank obligations. A Portfolio will invest in variable and floating rate instruments only when the appropriate Specialist Manager deems the investment to involve minimal credit risk. The Specialist Manager will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Portfolio should continue to hold the investments.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Portfolio could suffer a loss if the issuer defaults or during periods in which a Portfolio is not entitled to exercise its demand rights. Variable and floating rate instruments held by a Portfolio will be subject to the Portfolio's limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Portfolio may not demand payment of the principal amount of such instruments within seven days. If an issuer of a variable rate demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default.

OTHER FIXED INCOME SECURITIES AND STRATEGIES.
CUSTODIAL RECEIPTS. The Fixed Income Portfolio may acquire U.S. Government Securities and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government Securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government Securities for federal tax and securities purposes. In the case of CATS and TIGRs, the Internal Revenue Service (the "IRS") has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Portfolios. CATS and TIGRs are not considered U.S. Government Securities by the staff of the Commission. Further, the IRS conclusion noted above is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Portfolios. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

WHEN-ISSUED SECURITIES. As noted in the prospectus, fixed income securities may be purchased on a "when-issued" basis. The price of securities purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase. At the time a commitment to purchase a security on a when-issued basis is made, the transaction is recorded and the value of the security will be reflected in determining net asset value. No payment is made by the purchaser, however, until settlement. The market value of the when-issued securities may be more or less than the purchase price. The Trust does not believe that net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.

FOREIGN INVESTMENTS.
--------------------
FOREIGN SECURITIES AND FOREIGN GOVERNMENT SECURITIES. American Depositary Receipts ("ADRs") are dollar-denominated receipts generally issued in registered form by domestic banks, that represent the deposit with the bank of a security of a foreign issuer. ADRs, which are publicly traded on U.S. exchanges and in the over-the-counter markets, may be sponsored by the foreign issuer of the underlying security or may be unsponsored. The International Equity Portfolio, The Value Equity and The Growth Equity Portfolio are also permitted to invest in ADRs. Additionally, these portfolios may invest in European Depositary Receipts ("EDRs"). EDRs are similar to ADRs but are issued and traded in Europe. EDRs are generally issued in bearer form and denominated in foreign currencies and, for this reason, are subject to the currency risks described above. For purposes of the Trust's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock. ADR or EDR programs may be sponsored or unsponsored. Unsponsored programs are subject to certain risks. In contrast to sponsored programs, where the foreign issuer of the
underlying   security  works  with  the  depository   institution  to  ensure  a
centralized source of information about the underlying company, including any annual or other similar reports to shareholders, dividends and other corporate actions, unsponsored programs are based on a service agreement between the depository institution and holders of ADRs or EDRs issued by the program; thus investors bear expenses associated with certificate transfer, custody and dividend payments. In addition, there may be several depository institutions involved in issuing unsponsored ADRs or EDRs for the same underlying issuer. Such duplication may lead to market confusion because there would be no central source of information for buyers, sellers and intermediaries, and delays in the payment of dividends and information about the underlying issuer or its securities could result.

The foreign government securities in which The Fixed Income Portfolio may invest generally consist of debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions. The Portfolio may invest in foreign government securities in the form of American Depositary Receipts. Foreign government securities also include debt securities of supranational entities. Currently, the Fixed Income Portfolio intends to invest only in obligations issued or guaranteed by the Asian Development Bank, the Inter-American Development Bank, the International Bank for Reconstruction and Development (the "World Bank"), the African Development Bank, the European Coal and Steel Community, the European Economic Community, the European Investment Bank and the Nordic Investment Bank. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Currency Related Instruments. As indicated in the prospectus, The Growth Equity Portfolio may use forward foreign currency exchange contracts in connection with permitted purchases and sales of securities of non-U.S. issuers. In addition, The International Equity Portfolio and The Fixed Income Portfolio may, consistent with their respective investment objectives and policies, use such contracts as well as certain other currency related instruments to reduce the risks associated with the types of securities in which it is authorized to invest and to hedge against fluctuations in the relative value of the currencies in which securities held by The International Equity Portfolio are denominated. The following discussion sets forth certain information relating to forward currency contracts and other currency related instruments, together with the risks that may be associated with their use.

ABOUT CURRENCY TRANSACTIONS AND HEDGING. The International Equity Portfolio and The Fixed Income Portfolio are authorized to purchase and sell options, futures contracts and options thereon relating to foreign currencies and securities denominated in foreign currencies. Such instruments may be traded on foreign exchanges, including foreign over-the-counter markets. Transactions in such instruments may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; and
(iv) lesser trading volume. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The International Equity Portfolio may also purchase and sell options relating to foreign currencies to increase exposure to a foreign currency or to shift foreign currency exposure from one country to another.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS. The International Equity Portfolio and The Fixed Income Portfolio may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Portfolio holds in its portfolio or intends to purchase. For example, if the Portfolio were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Portfolio held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and the Portfolio's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Certain of the Portfolios may use forward contracts to protect against uncertainty in the level of future exchange rates in connection with specific transactions. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale of the foreign currency involved in the underlying transaction in exchange for a fixed amount of U.S. dollars or foreign currency. This may serve as a hedge against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. The International Equity Portfolio may also use forward contracts in connection with specific transactions. In addition, it may use such contracts to lock in the U.S. dollar value of those positions, to increase the Portfolio's exposure to foreign currencies that the Specialist Manager believes may rise in value relative to the U.S. dollar or to shift the Portfolio's exposure to foreign currency fluctuations from one country to another. For example, when the Specialist Manager believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the portfolio securities held by the Portfolio that are denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging."

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transaction costs. A Portfolio may enter into forward contracts or maintain a net exposure to such contracts only if: (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities and other assets denominated in that currency; or (2) the Portfolio maintains cash, U.S. Government securities or other liquid securities in a segregated account in an amount which, together with the value of all the Portfolio's securities denominated in such currency, equals or exceeds the value of such contracts.

At or before the maturity date of a forward contract that requires the Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into another contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. As a result of such an offsetting transaction, a Portfolio would realize a gain or a loss to the extent of any change in the exchange rate between the currencies involved between the execution dates of the first and second contracts. The cost to a Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the prevailing market conditions. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Although the International Equity Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

HEDGING INSTRUMENTS
OPTIONS. As indicated in the prospectus, each of the Portfolios may, consistent with its investment objectives and policies, use options on securities and securities indexes to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities. A Portfolio may use options only in a manner consistent with its investment objective and policies and may not invest more than 10% of its total assets in option purchases. Options may be used only for the purpose of reducing investment risk and not for speculative purposes. The following discussion sets forth certain information relating to the types of options that the Portfolios may use, together with the risks that may be associated with their use.

ABOUT OPTIONS ON SECURITIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option period, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying security at the exercise price. Options may be based on a security, a securities index or a currency. Options on securities are generally settled by delivery of the underlying security whereas options on a securities index or currency are settled in cash. Options may be traded on an exchange or in the over-the-counter markets.

OPTION PURCHASES. Call options on securities may be purchased in order to fix the cost of a future purchase. In addition, call options may be used as a means of participating in an anticipated advance of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the amount of loss, if any, to the amount of the option premium paid. Conversely, if the market price of the underlying security rises and the call is exercised or sold at a profit, that profit will be reduced by the amount initially paid for the call.

Put options may be purchased in order to hedge against a decline in market value of a security held by the purchasing portfolio. The put effectively guarantees that the underlying security can be sold at the predetermined exercise price, even if that price is greater than the market value at the time of exercise. If the market price of the underlying security increases, the profit realized on the eventual sale of the security will be reduced by the premium paid for the put option. Put options may also be purchased on a security that is not held by the purchasing portfolio in anticipation of a price decline in the underlying security. In the event the market value of such security declines below the designated exercise price of the put, the purchasing portfolio would then be able to acquire the underlying security at the market price and exercise its put option, thus realizing a profit. In order for this strategy to be successful, however, the market price of the underlying security must decline so that the difference between the exercise price and the market price is greater than the option premium paid.

OPTION WRITING. Call options may be written (sold) by the Portfolios. Generally, calls will be written only when, in the opinion of a Portfolio's Specialist Manager, the call premium received, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the underlying security.

Put options may also be written. This strategy will generally be used when it is anticipated that the market value of the underlying security will remain higher than the exercise price of the put option or when a temporary decrease in the market value of the underlying security is anticipated and, in the view of a Portfolio's Specialist Manager, it would not be appropriate to acquire the underlying security. If the market price of the underlying security rises or stays above the exercise price, it can be expected that the purchaser of the put will not exercise the option and a profit, in the amount of the premium received for the put, will be realized by the writer of the put. However, if the market price of the underlying security declines or stays below the exercise price, the put option may be exercised and the portfolio that sold the put will be obligated to purchase the underlying security at a price that may be higher than its current market value. All option writing strategies will be employed only if the option is "covered." For this purpose, "covered" means that, so long as the Portfolio that has written (sold) the option is obligated as the writer of a call option, it will (1) own the security underlying the option; or (2) hold on a share-for-share basis a call on the same security, the exercise price of which is equal to or less than the exercise price of the call written. In the case of a put option, the Portfolio that has written (sold) the put option will (1) maintain cash or cash equivalents in an amount equal to or greater than the exercise price; or (2) hold on a share-for share basis, a put on the same security as the put written provided that the exercise price of the put held is equal to or greater than the exercise price of the put written.

OPTIONS ON SECURITIES INDICES. Options on securities indices may by used in much the same manner as options on securities. Index options may serve as a hedge against overall fluctuations in the securities markets or market sectors, rather than anticipated increases or decreases in the value of a particular security. Thus, the effectiveness of techniques using stock index options will depend on the extent to which price movements in the securities index selected correlate with price movements of the portfolio to be hedged. Options on stock indices are settled exclusively in cash.

RISK FACTORS RELATING TO THE USE OF OPTIONS STRATEGIES. The premium paid or received with respect to an option position will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. Moreover, the successful use of options as a hedging strategy depends upon the ability to forecast the direction of market fluctuations in the underlying securities, or in the case of index options, in the market sector represented by the index selected.

Under normal circumstances, options traded on one or more of the several recognized options exchanges may be closed by effecting a "closing purchase transaction," i.e. by purchasing an identical option with respect to the underlying security in the case of options written and by selling an identical option on the underlying security in the case of options purchased. A closing purchase transaction will effectively cancel an option position, thus permitting profits to be realized on the position, to prevent an underlying security from being called from, or put to, the writer of the option or, in the case of a call option, to permit the sale of the underlying security. A profit or loss may be realized from a closing purchase transaction, depending on whether the overall cost of the closing transaction (including the price of the option and actual transaction costs) is less or more than the premium received from the writing of the option. It should be noted that, in the event a loss is incurred in a closing purchase transaction, that loss may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of an option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security held. Options will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. Options that expire unexercised have no value. Unless an option purchased by a Portfolio is exercised or a closing purchase transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

FUTURES CONTRACTS AND RELATED INSTRUMENTS. As indicated in the prospectus, each of the Portfolios may, consistent with its investment objectives and policies, use futures contracts and options on futures contracts to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases. A Portfolio may invest in futures-related instruments only for hedging purposes and not for speculation and only in a manner consistent with its investment objective and policies. In particular, a Portfolio may not commit more than 5% of its net assets, in the aggregate, to margin deposits on futures contracts or premiums for options on futures contracts. The following discussion sets forth certain information relating to the types of futures contracts that the Portfolios may use, together with the risks that may be associated with their use.

ABOUT FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or currency called for in the contract at a specified future time and at a specified price. In practice, however, contracts relating to financial instruments or currencies are closed out through the use of closing purchase transactions before the settlement date and without delivery or the underlying security or currency. In the case of futures contracts based on a securities index, the contract provides for "delivery" of an amount of cash equal to the dollar amount specified multiplied by the difference between the value of the underlying index on the settlement date and the price at which the contract was originally fixed.

STOCK INDEX FUTURES CONTRACTS. A Portfolio may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of securities held. To the extent that securities held correlate with the index underlying the contract, the sale of futures contracts on that index could reduce the risk associated with a market decline. Where a significant market or market sector advance is anticipated, the purchase of a stock index futures contract may afford a hedge against not participating in such advance at a time when a Portfolio is not fully invested. This strategy would serve as a temporary substitute for the purchase of individual stocks which may later be purchased in an orderly fashion. Generally, as such purchases are made, positions in stock index futures contracts representing an equivalent securities would be liquidated.

FUTURES CONTRACTS ON DEBT SECURITIES. Futures contracts on debt securities, often referred to as "interest rate futures," obligate the seller to deliver a specific type of debt security called for in the contract, at a specified future time. A public market now exists for futures contracts covering a number of debt securities, including long-term U.S. Treasury bonds, ten-year U.S. Treasury notes, and three-month U.S. Treasury bills, and additional futures contracts based on other debt securities or indices of debt securities may be developed in the future. Such contracts may be used to hedge against changes in the general level of interest rates. For example, a Portfolio may purchase such contracts when it wishes to defer a purchase of a longer-term bond because short-term yields are higher than long-term yields. Income would thus be earned on a short-term security and minimize the impact of all or part of an increase in the market price of the long-term debt security to be purchased in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the contract purchased by the Portfolio or avoided by taking delivery of the debt securities underlying the futures contract. Conversely, such a contract might be sold in order to continue to receive the income from a long-term debt security, while at the same time endeavoring to avoid part or all of any decline in market value of that security that would occur with an increase in interest rates. If interest rates did rise, a decline in the value of the debt security would be substantially offset by an increase in the value of the futures contract sold.

OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the period of the option. The risk of loss associated with the purchase of an option on a futures contract is limited to the premium paid for the option, plus transaction cost. The seller of an option on a futures contract is obligated to a broker for the payment of initial and variation margin in amounts that depend on the nature of the underlying futures contract, the current market value of the option, and other futures positions held by the Portfolio. Upon exercise of the option, the option seller must deliver the underlying futures position to the holder of the option, together with the accumulated balance in the seller's futures margin account that represents the amount by which the market price of the underlying futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option involved. If an option is exercised on the last trading day prior to the expiration date of the option, settlement will be made entirely in cash equal to the difference between the exercise price of the option and the value at the close of trading on the expiration date.

RISK CONSIDERATIONS RELATING TO FUTURES CONTRACTS AND RELATED INSTRUMENTS. Participants in the futures markets are subject to certain risks. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange): no secondary market exists for such contracts. In addition, there can be no assurance that a liquid market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of that portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract.

As noted above, there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. In particular, there may be an imperfect correlation between movements in the prices of futures contracts and the market value of the underlying securities positions being hedged. In addition, the market prices of futures contracts may be affected by factors other than interest rate changes and, as a result, even a correct forecast of interest rate trends might not result in a successful hedging strategy. If participants in the futures market elect to close out their contracts through offsetting transactions rather than by meeting margin deposit requirements, distortions in the normal relationship between debt securities and the futures markets could result. Price distortions could also result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. In addition, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The risks associated with options on futures contracts are similar to those applicable to all options and are summarized above under the heading "Hedging Through the Use of Options: Risk Factors Relating to the Use of Options Strategies." In addition, as is the case with futures contracts, there can be no assurance that (1) there will be a correlation between price movements in the options and those relating to the underlying securities; (2) a liquid market for options held will exist at the time when a Portfolio may wish to effect a closing transaction; or (3) predictions as to anticipated interest rate or other market trends on behalf of a Portfolio will be correct.

MARGIN REQUIREMENTS AND LIMITATIONS APPLICABLE TO FUTURES RELATED TRANSACTIONS. When a purchase or sale of a futures contract is made by a Portfolio, that Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will value its open futures positions at market.

A Portfolio will not enter into a futures contract or an option on a futures contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Portfolio's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

SEGREGATION REQUIREMENTS.

FUTURES CONTRACTS. When purchasing a futures contract, a Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U.S. Government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Portfolio may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Portfolio. When selling a futures contract, a Portfolio will similarly maintain liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Portfolio may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by that Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

OPTIONS ON FUTURES CONTRACTS. When selling a call option on a futures contract, a Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U. S. Government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

When selling a put option on a futures contract, the Portfolio will similarly maintain cash, U.S. Government securities, or other highly liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

OTHER HEDGING INSTRUMENTS. As permitted under the Investment Company Act, a Portfolio may invest up to 5% of its net assets in securities of other investment companies but may not acquire more than 3% of the voting securities of the investment company. Generally, the Portfolios do not make such investments. The Growth Equity Portfolio does, however, invest in certain instruments known as Standard & Poor's Depositary Receipts or "SPDRs" as part of its overall hedging strategies. Such strategies are designed to reduce certain risks that would otherwise be associated with the investments in the types of securities in which the Portfolio invests and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, provided that the use of such strategies are not for speculative purposes and are otherwise consistent with the investment policies and restrictions adopted by the Portfolio. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit, called a "Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit. SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day. The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks involved in the writing of options on securities.

                             INVESTMENT RESTRICTIONS

In addition to the investment objectives and policies of the Portfolios, each Portfolio is subject to certain investment restrictions both in accordance with various provisions of the Investment Company Act and guidelines adopted by the Trust's Board. These investment restrictions are summarized below. The following investment restrictions (1 though 9) are fundamental and cannot be changed with respect to any Portfolio without the affirmative vote of a majority of the Portfolio's outstanding voting securities as defined in the Investment Company Act.

A PORTFOLIO MAY NOT:

1. Purchase the securities of any issuer, if as a result of such purchase, more than 5% of the total assets of the Portfolio would be invested in the securities of that issuer, or purchase any security if, as a result of such purchase, a Portfolio would hold more than 10% of the outstanding voting securities of an issuer, provided that up to 25% of the value of the Portfolio's assets may be invested without regard to this limitation, and provided further that this restriction shall not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations, or securities issued by other investment companies.

2. Borrow money, except that a Portfolio (i) may borrow amounts, taken in the aggregate, equal to up to 5% of its total assets, from banks for temporary purposes (but not for leveraging or investment) and (ii) may engage in reverse repurchase agreements for any purpose, provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings).

3. Mortgage, pledge or hypothecate any of its assets except in connection with any permitted borrowing, provided that this restriction does not prohibit escrow, collateral or margin arrangements in connection with a Portfolio's permitted use of options, futures contracts and similar derivative financial instruments described in the Trust's prospectus.

4. Issue senior securities, as defined in the Investment Company Act, provided that this restriction shall not be deemed to prohibit a Portfolio from making any permitted borrowing, mortgage or pledge, and provided further that the permitted use of options, futures contracts and similar derivative financial instruments described in the Trust's prospectus shall not constitute issuance of a senior security.

5. Underwrite securities issued by others, provided that this restriction shall not be violated in the event that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, provided that this shall not prevent a portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

7. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, provided that a Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust's prospectus.

8. Make loans to others, provided that this restriction shall not be construed to limit (a) purchases of debt securities or repurchase agreements in accordance with a Portfolio's investment objectives and policies; and (b) loans of portfolio securities in the manner described in the Trust's prospectus.

9. Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies.

The following investment restrictions (10 and 11) reflect policies that have been adopted by the Trust, but which are not fundamental and may be changed by the Trust's Board, without shareholder vote.

A PORTFOLIO MAY NOT:

10. Make short sales of securities or maintain a short position, or purchase securities on margin, provided that this restriction shall not preclude the Trust from obtaining such short-term credits as may be necessary for the clearance of purchases and sales of its portfolio securities, and provided further that this restriction will not be applied to limit the use by a Portfolio of options, futures contracts and similar derivative financial instruments in the manner described in the Trust's prospectus.

11. Invest in securities of other investment companies except as permitted under the Investment Company Act.

An investment restriction applicable to a particular Portfolio shall not be deemed violated as a result of a change in the market value of an investment, the net or total assets of that Portfolio, or any other later change provided that the restriction was satisfied at the time the relevant action was taken. In order to permit the sale of its shares in certain states, the Trust may make commitments more restrictive than those described above. Should the Trust determine that any such commitment may no longer be appropriate, the Board will consider whether to revoke the commitment and terminate sales of its shares in the state involved.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Trust reserves the right in its sole discretion to suspend the continued offering of the Trust's shares and to reject purchase orders in whole or in part when in the judgment of the Board such action is in the best interest of the Trust.

Payments to shareholders for shares of the Trust redeemed directly from the Trust will be made as promptly as possible but no later than seven days after receipt by the Trust's transfer agent of the written request in proper form, with the appropriate documentation as stated in the prospectus, except that the Trust may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Trust not reasonably practicable; or for such other period as the SEC may permit for the protection of the Trust's shareholders.

Each of the Portfolios reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Trust's shares by making payment in whole or in part in readily marketable securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing each Portfolio's net asset value. If such payment were made, an investor may incur brokerage costs in converting such securities to cash. The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Trust's portfolio securities at the time of redemption or repurchase.

                      PORTFOLIO TRANSACTIONS AND VALUATION

Subject to the general supervision of the Board, the Specialist Managers of the respective Portfolios are responsible for placing orders for securities transactions for each of the Portfolios. Securities transactions involving stocks will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing portfolio transactions, an Specialist Manager will use its best efforts to choose a broker or dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In placing brokerage transactions, the respective Specialist Managers may, however, consistent with the interests of the Portfolios they serve, select brokerage firms on the basis of the research, statistical and pricing services they provide to the Specialist Manager. In such cases, a Portfolio may pay a commission that is higher than the commission that another qualified broker might have charged for the same transaction, providing the Specialist Manager involved determines in good faith that such commission is reasonable in terms either of that transaction or the overall responsibility of the Specialist Manager to the Portfolio and such manager's other investment advisory clients. Transactions involving debt securities and similar instruments are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. The table below reflects the aggregate dollar amount of brokerage commissions paid by each of the Portfolios of the Trust paid the during the fiscal years indicated.

        Portfolio                    2000           1999            1998
                                     ----           ----            ----
        Value Equity                            $284,230        $195,023
        Growth Equity                           $216,194        $401,358
        Small Cap                               $475,287        $328,917
        International Equity                    $651,674        $527,518
        Intermediate Term                            -0-              NA
        Fixed Income                                 -0-              NA

The Trust has adopted procedures pursuant to which each Portfolio is permitted to allocate brokerage transactions to affiliates of the various Specialist Managers. Under such procedures, commissions paid to any such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. Several of the Trust's Specialist Managers are affiliated with brokerage firms to which brokerage transactions may, from time to time, be allocated. The table below reflects the aggregate dollar amount of commissions paid to each such firm by the Portfolios during the period. Information shown is expressed both as a percentage of the total amount of commission dollars paid by each portfolio and as a percentage of the total value of all brokerage transactions effected on behalf of each portfolio. "NA" indicates that during the relevant period, indicated broker was not considered an affiliate of the specified Portfolio.

                                         VALUE                       GROWTH                          SMALL
                                         -----                       ------                          -----
                                        EQUITY                       EQUITY                       CAP EQUITY
                                        ------                       ------                       ----------

                               2000      1999      1998      2000      1999      1998      2000      1999      1998
Prudential Securities Inc.*
% of commissions                           NA        NA               0.55%     0.20%                  NA        NA
% of transactions                          NA        NA               0.38%     0.21%                  NA        NA

Merrill Lynch & Co.**
% of commissions                        3.58%     2.72%                  NA        NA                  NA        NA
% of transactions                       1.93%     2.67%                  NA        NA                  NA        NA

Union Swiss Bank
% of commissions                           NA        NA                  NA        NA                  NA        NA
% of transactions                          NA        NA                  NA        NA                  NA        NA

Goldman Sachs & Co.***
% of commissions                           NA        NA               5.92%     1.68%*                 NA        NA
% of transactions                          NA        NA               4.94%     6.26%*                 NA        NA

                                   INTERNATIONAL EQUITY          INTERMEDIATE TERM MUNICIPAL BOND
                                   --------------------          --------------------------------

                               2000        1999        1998        2000        1999        1998
Prudential Securities Inc.*
% of commissions                             NA          NA                      NA          NA
% of transactions                            NA          NA                      NA          NA

Merrill Lynch & Co.**
% of commissions                             NA          NA                      NA          NA
% of transactions                            NA          NA                      NA          NA

Union Swiss Bank
% of commissions                            -0-       0.52%                      NA          NA
% of transactions                           -0-       0.85%                      NA          NA

Goldman Sachs & Co.*
% of commissions                             NA          NA                      NA          NA
% of transactions                            NA          NA                      NA          NA

                                  FIXED INCOME
                                  ------------

                                   2000        1999        1998
Prudential Securities Inc.*
% of commissions                                 NA          NA
% of transactions                                NA          NA

Merrill Lynch & Co.**
% of commissions                                 NA          NA
% of transactions                                NA          NA

Union Swiss Bank
% of commissions                                 NA          NA
% of transactions                                NA          NA

Goldman Sachs & Co.*
% of commissions                                 NA          NA
% of transactions                                NA          NA

-------------------
* Effective October 1, 1997, Goldman Sachs Asset Management served as an Specialist Manager of the Growth Equity Portfolio. These figures are calculated for the period October 1, 1997 through June 30, 2000.

** Hotchkis & Wiley, which served as an Specialist Manager of The Value Equity Portfolio prior to March 8, 1999, is a division of Merrill Lynch Asset Management, L.P. and an affiliate of Merrill Lynch & Co., Inc.

*** Both Prudential Securities Incorporated and Jennison Associates LLC, which serves as an Specialist Manager of The Growth Equity Portfolio, are wholly-owned subsidiaries of The Prudential Insurance Company of America.

++ Other brokers deemed to be affiliated with respect to the Fixed Income Portfolio and the Intermediate Term Municipal Bond Portfolio are companies affiliated with Deutschebank, the parent company of Deutsche Asset Management, Inc.. These companies include Bankers Trust Company, and BT Alex Brown. During the periods in which such affiliations existed, no brokerage transactions were affected through such companies during the periods reflected in the above table by the relevant Portfolios.

In no instance will portfolio securities be purchased from or sold to Specialist Managers, Hirtle Callaghan or any affiliated person of the foregoing entities except to the extent permitted by applicable law or an order of the SEC.
Investment decisions for the several Portfolios are made independently from those of any other client accounts (which may include mutual funds) managed or advised by an Specialist Manager. Nevertheless, it is possible that at times identical securities will be acceptable for both a Portfolio of the Trust and one or more of such client accounts. In such cases, simultaneous transactions are inevitable. Purchases and sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed that the ability of a Portfolio to participate in volume transactions may produce better executions for such Portfolio.

PORTFOLIO TURNOVER. Changes may be made in the holdings of any of the Portfolios consistent with their respective investment objectives and policies whenever, in the judgment of the relevant Specialist Manager, such changes are believed to be in the best interests of the Portfolio involved. It is anticipated that the annual portfolio turnover rate for a Portfolio will not exceed 100% under normal circumstances. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Portfolio's securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. The portfolio turnover rate for each of the Portfolios that has more than one
Specialist Manager will be an aggregate of the rates for each individually managed portion of that Portfolio. Rates for each portion, however, may vary significantly. The portfolio turnover rates for each of the Trust's Portfolios during the last two fiscal years are set forth in the table below.

     Portfolio                   Fiscal Year Ended       Fiscal Year Ended
     ---------                     June 30, 2000           June 30, 1999
                                   -------------           -------------

     Value Equity Portfolio                                     108.79%
     Growth Equity Portfolio                                     70.61%
     Small Capitalization
       Equity Portfolio                                         125.52%
     International Portfolio                                     56.77%
     Intermediate Term Municipal
       Bond Portfolio                                            42.24%
     Fixed Income Portfolio                                     146.78%

* A change in one of this Portfolio's Specialist Managers occurred during the period.

VALUATION. The net asset value per share of the Portfolios is determined once on each Business Day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time, on each day the New York Stock Exchange is open for trading. The Trust does not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

In valuing the Trust's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board shall determine in good faith to reflect the security's fair value. All other assets of each Portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. The net asset value per share of each of the Trust's Portfolios is calculated as follows: All liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net asset value is divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. As noted in the prospectus, each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any. The Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization Equity Portfolios will declare and distribute dividends from net investment income on a quarterly basis. The Fixed Income Portfolios will declare dividends daily, with payments on a monthly basis. The International Equity Portfolio will declare dividends semi-annually. The Trust expects to distribute any undistributed net investment income and capital gains for the 12-month period ended each October 31, on or about December 31 of each year.

TAX INFORMATION. Each of the Trust's Portfolios is treated as a separate entity for federal income tax purposes. Each Portfolio intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for the fiscal year ending June 30, 1996 and intends to continue to so qualify. Accordingly, it is the policy of each Portfolio to distribute to its shareholders by December 31 of each calendar year (i) at least 98% of its ordinary income for such year; (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year; and (iii) any amounts from the prior calendar year that were not distributed. The following discussion and related discussion in the prospectus do not purport to be a complete description of all tax implications of an investment in the Trust. In addition, such information relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. A shareholder should consult with his or her own tax adviser for more information about Federal, state, local or foreign taxes. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Trust, including the possibility that such a shareholder may be subject to a U.S. withholding tax on amounts constituting ordinary income.

Distributions of net investment income and short-term capital gains are taxable to shareholders as ordinary income. Distributions paid by a Portfolio out of long-term capital gain are taxable to those investors who are subject to income tax as long term capital gain, regardless of the length of time the investor has owned shares in the portfolio. The rate at which such gains will be taxed, however, will depend on the length of time the Portfolio held the assets that generated the gain. In the case of corporate shareholders, a portion of the distributions may qualify for the dividends-received deduction to the extent the Trust designates the amount distributed by any Portfolio as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by that Portfolio for its taxable year. It is expected that dividends from domestic corporations will be part of the gross income for one or more of the Portfolios and, accordingly, that part of the distributions by such Portfolios may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of a particular Portfolio's gross income attributable to qualifying dividends is largely dependent on that Portfolio's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if shares of such Portfolio held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Distributions of net investment income and short-term capital gains are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

A redemption of Trust shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Trust are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

The Trust is required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Trust shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Trust shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Trust with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Trust with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Trust reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

TAX MATTERS RELATING TO THE USE OF CERTAIN HEDGING INSTRUMENTS AND FOREIGN INVESTMENTS. Certain of the Portfolios may write, purchase or sell certain options, futures and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless a Portfolio is eligible to make, and makes, a special election, any such contract that is a "Section 1256 contract" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year, i.e., each contract will be treated for tax purposes as though it had been sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in Section 1256 contracts will be 60% long term and 40% short term capital gain or loss. Additionally, Section 1092 of the Code, which applies to certain "straddles," may affect the tax treatment of income derived by a Portfolio from transactions in option, futures and foreign currency contracts. In particular, under this provision, a Portfolio may, for tax purposes, be required to postpone recognition of losses incurred in certain closing transactions.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing, and character of income, gain or loss recognized by the Trust. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables, and foreign currency options and futures contracts (other than options, futures, and foreign currency contracts that are governed by the mark-to-market and 60%-40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Under the Code, dividends or gains derived by a Portfolio from any investment in a "passive foreign investment company" or "PFIC" -- a foreign corporation 75 percent or more of the gross income of which consists of interest, dividends, royalties, rents, annuities or other "passive income" or 50 percent or more of the assets of which produce "passive income" -- may subject a Portfolio to U.S. federal income tax even with respect to income distributed by the Portfolio to its shareholders. In addition, any such tax will not itself give rise to a deduction or credit to the Portfolio or to any shareholder. In order to avoid the tax consequences described above, those Portfolios authorized to invest in foreign securities will attempt to avoid investments in PFICs, or will elect to mark-to-market and recognize ordinary income each year with respect to any such investments.

                                   PERFORMANCE

From time to time, a Portfolio may state its total return in sales literature and investor presentations. Total return may be stated for any relevant period specified. Any statements of total return will be accompanied by information on that Portfolio's average annual compounded rate of return over the most recent four calendar quarters and the period from the inception of that Portfolio's operations. The Trust may also advertise aggregate and average total return information over different periods of time for the various Portfolios. The average annual compounded rate of return for a Portfolio is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the formula P(1+T)/n/ = ERV. For purposes of this formula, the variables represent the following values:

     P = a hypothetical initial purchase of $1,000
     T = average annual total return
     n = number of years
     ERV = redeemable value of hypothetical $1,000 initial purchase at the end of the period.

Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and gives effect to the maximum applicable sales charge. From time to time, evaluations of a Trust's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Trusts. Investors should note that the investment results of each of the Trust's Portfolios will fluctuate over time, and any presentation of a Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

                   HISTORY OF THE TRUST AND OTHER INFORMATION

The Trust was organized as a Delaware business trust on December 15, 1994, and is registered with the Securities and Exchange Commission as an open-end diversified, series, management investment company. The Trust currently offers shares of eight investment portfolios, each with a different objective and differing investment policies. The Trust may organize additional investment portfolios in the future. Prior to June ___, 2000, the Trust also offered shares of an additional short-term municipal bond portfolio. The Trust is authorized to issue an unlimited number of shares, each with a par value of $.001. Under the Trust's Amended and Restated Declaration of Trust, the Board has the power to classify or reclassify any unissued shares from time to time, and to increase the number of authorized shares. Each share of the respective Portfolios represents an equal proportionate interest in that Portfolio. Each share is entitled to one vote for the election of Trustees and any other matter submitted to a shareholder vote. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. Shares of the Trust do not have preemptive or conversion rights and, when issued for payment as described in this prospectus, shares of the Trust will be fully paid and non-assessable.

The Trust is authorized to issue two classes of shares in each of its portfolios. Class A shares and Class B shares have identical rights and preferences; the only difference between the two classes is that each has established a separate CUSIP number, which aids those investment managers whose clients purchase shares of the Trust in tracking information relating to their clients' accounts. As of the date of this Statement of Additional Information, the Trust has not made this feature available to any such investment manager.

As a Delaware business trust, the Trust is not required, and currently does not intend, to hold annual meetings of shareholders except as required by the Investment Company Act or other applicable law. The Investment Company Act requires initial shareholder approval of each of the investment advisory agreements, election of Trustees and, if the Trust holds an annual meeting, ratification of the Board's selection of the Trust's independent public accountants. Under certain circumstances, the law provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communications in such matters.

Principal Securityholders. The table below shows the name and address of record of each person known to the Trust to hold, as of record or beneficially, 5% or more of shares of the Trust as__________. Hirtle Callaghan may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of the Trust's portfolios, with respect to which shares Hirtle Callaghan disclaims beneficial ownership.

-------------------------------------------------------------------------------------------------------------------------
                                                              SMALL                              INTERMEDIATE
     NAME AND ADDRESS OF          VALUE      GROWTH      CAPITALIZATION      INTERNATIONAL      TERM MUNICIPAL      FIXED
        RECORD HOLDER             EQUITY     EQUITY          EQUITY             EQUITY                BOND         INCOME
-------------------------------------------------------------------------------------------------------------------------
__________________
PO Box 9005 Church St. Station
New York, NY 10008
-------------------------------------------------------------------------------------------------------------------------
__________________
PO Box 9005 Church St. Station
New York, NY 10008
-------------------------------------------------------------------------------------------------------------------------
__________________
Guadi & Co. 624
PO Box 9005 Church St. Station
New York, NY 10008
-------------------------------------------------------------------------------------------------------------------------
__________________
Saxon & Co.
78 PGH Pen. Brinson
PO Box 7780-1888
Philadelphia, PA 19182
-------------------------------------------------------------------------------------------------------------------------
__________________
Batrus & Co.
PO Box 9005 Church St. Station
New York, NY 10008
-------------------------------------------------------------------------------------------------------------------------
__________________
Saxon & Co.
PGH Pen.
PO Box 7780-1888
Philadelphia, PA 19182
-------------------------------------------------------------------------------------------------------------------------

                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, serves as the Trust's independent accountants. The Trust's financial statements as of June 30, 2000, have been audited by PricewaterhouseCoopers LLP, whose address is 2400 Eleven Penn Center, Philadelphia, PA 19103. Such statements and accompanying report are set forth in the Trust's Annual Report to Shareholders, which accompanies this Statement of Additional Information and is incorporated herein by reference.

                                RATINGS APPENDIX

                      RATINGS FOR CORPORATE DEBT SECURITIES

Moody's Investors Service, Inc.

Aaa

Judged to be of the best quality; smallest degree of investment risk

Aa

Judged to be of high quality by all standards; together with Aaa group, comprise what are generally known as "high grade bonds"

A

Possess many favorable investment attributes and are to be considered as more susceptible to the adverse effects of changes in circumstances and economic conditions.

Baa

Medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for present but certain protective elements may be lacking or unreliable over time. Lacking in outstanding investment characteristics and have speculative characteristics as well

Ba

Judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may every moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class

Standard & Poor's Corporation

AAA

This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA

Also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong

A

Strong capacity to pay principal and interest, although securities in this category are somewhat upper medium grade obligations

BBB

Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB

Bonds rated BB are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                        RATINGS FOR MUNICIPAL SECURITIES

The following summarizes the two highest ratings used by Standard & Poor's Corporation for short term notes:

     SP-1 -- Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a (+) designation.

     SP-2 -- Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

The following summarizes the two highest ratings used by Moody's Investors Service, Inc. for short term notes:

     MIG-1/VIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG-1/VIG-2 -- Obligations bearing these designations are of the high quality, with margins of protection ample although not so large as in the preceding group.

The following summarizes the two highest ratings used by Standard & Poor's Corporation for commercial paper:

     Commercial Paper rated A-1 by Standard & Poor's Corporation indicated that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

The following summarizes the two highest ratings used by Moody's Investors Service, Inc. for commercial paper:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Part C:   OTHER INFORMATION

Item 23.  Exhibits
          --------

(a) (1) Cerrtificate of Trust filed on December 15, 1994 with the Secretary of State of Delaware. Incorporated herein by reference to corresponding item contained in Post-Effective amendment No. 7 filed on January 2, 1998.

(a) (2) Amended and Restated Declaration and Agreement of Trust (as amended November 9, 1995) (Incorporated herein by reference to Item 1(b) contained in Post-effective Amendment No. 4, filed with the Securities and Exchange Commission on December 16, 1996.)

(b) Amended Bylaws of the Trust (as amended November 9, 1995 and July 15, 1999) Incorporated herein by reference to Post-effective Amendment No. 13 filed with the Securities and Exchange Commission on September 2, 1999)

(c) [instruments defining right of security holders] (All relevant provisions included in Exhibit (a), as referenced above.)

(d)  Investment Advisory Agreements

     (1) Consulting Agreement between the Trust and Hirtle, Callaghan & Co., Inc. (Incorporated herein by reference to Item 24(b) contained in Post-Effective amendment No. 7 filed on January 2, 1998.)

     (2) (a) Portfolio Management Contract between the Trust and Institutional Capital Corporation related to the Value Equity Portfolio. (Incorporated herein by reference to Item 24(b) contained in Post-Effective Amendment No. 7 filed on January 2, 1998.)

     (2) (b) Amendment to the Portfolio Management Contract between the Trust and Institutional Capital Corporation related to the Value Equity Portfolio. (Incorporated herein by reference to Item 24(b) contained in Post-effective Amendment No. 9 filed on April 13, 1998.)

     (3) Portfolio Management Contract between the Trust and Geewax Terker & Co. related to the Value Equity Portfolio. Incorporated herein by reference to Post-effective Amendment No. 13 filed with the Securities and Exchange Commission on September 2, 1999)

     (4) (a) Portfolio Management Contract between the Trust and Goldman Sachs Asset Management related to the Growth Equity Portfolio. (Incorporated herein by reference to Item 24(b) contained in Post-Effective amendment No. 7 filed on January 2, 1998.)

     (4) (b) Amendment to Portfolio Management Contract between Goldman Sachs Asset Management and the Trust relating to the Growth Equity Portfolio. Incorporated herein by reference to Post-effective Amendment No. 13 filed with the Securities and Exchange Commission on September 2, 1999)

     (5)  Portfolio   Management   Contracts  between  the  Trust  and  Jennison
          Associates LLC related to the Growth Equity Portfolio. (Incorporated herein by reference to Item 24(b) contained in Post-Effective amendment No. 7 filed on January 2, 1998.)

     (6) Portfolio Management Contract between the Trust and Frontier Capital Management LLC. related to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to corresponding item contained in Post-Effective Amendment No. 14 filed on June 23, 2000.)

     (7) Portfolio Management Contract between the Trust and Geewax Terker & Co. related to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to corresponding item contained in Post-Effective amendment No. 9 filed on April 13, 1998.)

     (8) (a) Interim Portfolio Management Contract between the Trust and Capital Guardian Trust Company related to the International Equity Portfolio (Incorporated herein by reference to corresponding item contained in Post-Effective Amendment No. 14 filed on June 23, 2000.)

     (8) (b) Form of Final Portfolio Management Contract between the Trust and Capital Guardian Trust Company related to the International Equity Portfolio (Incorporated herein by reference to corresponding item contained in Post-Effective Amendment No. 14 filed on June 23, 2000.)

     (8) (c) Portfolio Management Contract between the Trust and Artisan Partners Limited Partnership related to the International Equity Portfolio. (Incorporated herein by reference to Post-effective Amendment No. 13 filed with the Securities and Exchange Commission on September 2, 1999)

     (9) Portfolio Management Contract between the Trust and Deutsche Asset Management, Inc. (formerly Morgan Grenfell Capital Management Inc.) related to the Fixed Income Portfolio. (Incorporated herein by reference to corresponding item contained in Post-Effective amendment No. 7 filed on January 2, 1998.)

     (10) Portfolio Management Contract between the Trust and Deutsche Asset Management, Inc. (formerly Morgan Grenfell Capital Management Inc.) related to the Intermediate Term Municipal Bond Portfolio Income Portfolio. (Incorporated herein by reference to corresponding item contained in Post-Effective amendment No.7 filed on January 2, 1998.)

     (11) (a) Form of Portfolio Management Contract between the Trust and Miller Anderson & Sherrerd LLP related to the Fixed Income II Portfolio (Incorporated herein by reference to corresponding item contained in Post-Effective Amendment No. 14 filed on June 23, 2000.)

     (11) (b) Form of Portfolio Management Contract between the Trust and Miller Anderson & Sherrerd LLP related to the High Yield Bond Portfolio (Incorporated herein by reference to corresponding item contained in Post-Effective Amendment No. 14 filed on June 23, 2000.)

(e) Distribution Agreement between BISYS Fund Services (Incorporated herein by reference to Item 1(b) contained in Post-effective Amendment No 4, filed with the Securities and Exchange Commission on December 16, 1996.)

(f)  [bonus, pension and profit-sharing plans] Not Applicable.

(g)  Custodian   Agreement   between   Bankers   Trust  Company  and  the  Trust
     (Incorporated herein by reference to corresponding item contained in Post-Effective amendment No. 7 filed on January 2, 1998.)

(h)  Registrant's Agreements with BISYS Fund Services

     (h) (1) Administration Agreement. (Incorporated by reference to Item 9(b) of Registrant's Post-effective Amendment No.4, filed with the Securities and Exchange Commission on December 16, 1996.)

     (h) (2) Fund Accounting Agreement. (Incorporated by reference to Item 9(b) of Registrant's Post-effective Amendment No.4, filed with the Securities and Exchange Commission on December 16, 1996.)

     (h) (3) Transfer Agency Agreement.(Incorporated by reference to Item 9(b) of Registrant's Post-effective Amendment No.4, filed with the Securities and Exchange Commission on December 16, 1996.)

     (h) (4) Amendment to Administration Agreement (Incorporated herein by reference to Item 9(b) contained in Post-effective Amendment No. 10, filed with the Securities and Exchange Commission on June 18, 1998.)

     (h) (5) Amendment to Transfer Agency Agreement (Incorporated herein by reference to Item 9(b) contained in Post-effective Amendment No. 10, filed with the Securities and Exchange Commission on June 18, 1998.)

     (h) (6) Amendment to Fund Accounting Agreement (Incorporated herein by reference to Item 9(b) contained in Post-effective Amendment No. 4, filed with the Securities and Exchange Commission on December 16, 1996.)

     (h) (7) Omnibus Fee Agreement. Incorporated herein by reference to corresponding item contained in Post-Effective amendment No. 7 filed on January 2, 1998.

(i) Opinion of Counsel (Incorporated herein by reference to Item 10 contained in Post-effective Amendment No. 9, filed with the Securities and Exchange Commission on April 13, 1998.)

(j)  Consent of Accountants. TO BE FILED BY AMENDMENT

(k)  Audited Financial Statements TO BE FILED BY AMENDMENT

(l)  [agreements regarding initial capital] Not Applicable.

(m)  [Rule 12b-1 plan] Not Applicable.

(n)  [plan pursuant to rule 18f-3] Not Applicable.

(o)  [Reserved]

(p) (1) Code of Ethics adopted by Registrant (Incorporated herein by reference to corresponding item contained in Post-Effective Amendment No. 14 filed on June 23, 2000.)

(p) (2) Code of Ethics adopted by Hirtle Callaghan & Co., Inc. (Incorporated herein by reference to corresponding item contained in Post-Effective Amendment No. 14 filed on June 23, 2000.)

(p)  (3)  Code  of  Ethics   adopted  by   Goldmans   Sachs   Asset   Management
          (Incorporated herein by reference to corresponding item contained in Post-Effective Amendment No. 14 filed on June 23, 2000.)

(p) (4) Code of Ethics adopted by Captial Guardian Trust Company (Incorporated herein by reference to corresponding item contained in Post-Effective Amendment No. 14 filed on June 23, 2000.)

(p) (5) Code of Ethics adopted by Miller Anderson & Sherrerd (Incorporated herein by reference to corresponding item contained in Post-Effective Amendment No. 14 filed on June 23, 2000.)

(p) (6) Code of Ethics adopted by Artisan Partners Limited Partnership (Incorporated herein by reference to corresponding item contained in Post-Effective Amendment No. 14 filed on June 23, 2000.)

(p) (7) Code of Ethics adopted by Deutsche Asset Management Inc. (Incorporated herein by reference to corresponding item contained in Post-Effective Amendment No. 14 filed on June 23, 2000.)

(p) (8) Code of Ethics adopted by Frontier Capital Management Company LLC (Incorporated herein by reference to corresponding item contained in Post-Effective Amendment No. 14 filed on June 23, 2000.)

Item 24.  Persons Controlled by or Under Common Control with the Fund
          -----------------------------------------------------------

          None.

Item 25.  Indemnification
          ---------------

          Reference is made to Article VII of the Trust's Amended and Restated Agreement and Declaration of Trust and to Article VI of the Trust's By-Laws, which are incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933 (the "Act"), as amended, the Trust furnishes the following undertaking:

          Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser
          --------------------------------------------------------

          Information relating to the business and other connections of each of the Specialist Managers listed below and each director, officer or partner of such managers are hereby incorporated by reference from each such manager's Form ADV, as filed with the Securities and Exchange Commission, as follows:


Investment Manager                   SEC File No. 801-            ADV Item No.
--------------------------------------------------------------------------------
Artisan Partners Limited                   48435           Part I (8, 10 & 12)
  Partnership                                              Part II (6 - 9, 13)

Frontier Capital Management Co.            15724           Part I (8, 10 & 12)
                                                           Part II (6 - 9, 13)

Jennison Associates LLC                     5608           Part I (8, 10 & 12)
                                                           Part II (6 - 9, 13)

Institutional Capital Corporation          40779           Part I (8, 10 & 12)
                                                           Part II (6 - 9, 13)

Goldman Sachs Asset Management             16048           Part I (8, 10 & 12)
                                                           Part II (6 - 9, 13)

Geewax, Terker & Co.                       16965           Part I (8, 10 & 12)
                                                           Part II (6 - 9, 13)

Deutsche  Asset Management, Inc.           27291           Part I (8, 10 & 12)
(formerly Morgan Grenfell Asset Management)                Part II (6 - 9, 13)

Hirtle, Callaghan & Co., Inc. ("HCCI") has entered into a Consulting Agreement with the Trust. Although HCCI is a registered investment adviser, HCCI does not have investment discretion with regard to the assets of the Trust. Information regarding the business and other connections of HCCI's officers and directors is incorporated by reference to Part I (Items 8, 10 and 12) and Part II (Items 6 - 9 and 13) of HCCI's Form ADV, File No. 801-32688 which has been filed with the Securities and Exchange Commission.

Capital Guardian Trust Company provides investment advisory services to The International Equity Portfolio of the Trust. The following information relates to business and professional of the officers and directors of Captial Guardian Trust Company:

[To BE SUPPLIED BY AMENDMENT]

Item 27.  Principal Underwriters.
          -----------------------

     (a) BISYS Fund Services, LP ("BISYS") serves as the principal underwriter for the Trust. BISYS also serves as a principal underwriter for the following investment companies: TO BE SUPPLIED BY AMENDMENT

     (b) The following table sets forth the indicated information with respect to each director and officer of BISYS. Unless otherwise noted, the business address for each such person is 3435 Stelzer Road, Columbus, Ohio 43219:

                             Positions and Offices with
Name                                Underwriter             Positions with Trust
-------------                --------------------------     --------------------
WC Subsidiary Corp.             Sole Limited Partner                None
150 Clove Road
Little Falls, NJ  07424


BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus Ohio 43219             Sole General Partner                None

     (c)  Not Applicable.

Item 28.  Location of Accounts and Records.
          ---------------------------------

          (a) Bankers Trust Company, 130 Liberty Street, One Bankers Trust Plaza, New York, New York 10006 (records relating to its function as custodian.)

          (b)  BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219.

          (d) Records relating to the activities of each of the Investment Managers on behalf of the indicated Portfolio are maintained as follows:


Investment Manager                              Location of Accounts and Records
------------------                              --------------------------------

The International Equity Portfolio
----------------------------------
Capital Guardian Trust Company                     333 South Hope Street
                                                   Los Angeles, CA  90071

Artisan Partners Limited Partnership               100 Pine Street, Suite 2900
                                                   San Francisco, CA  94111

                                                   1000 North Water Street
                                                   Milwaukee, Wisconsin  53202

The Small Capitalization Equity Portfolio
-----------------------------------------
Geewax, Terker & Co.                               99 Starr Street
                                                   Phoenixville, PA  19460

Frontier Capital Management                        99 Summer Street
Company                                            Boston, MA 02110

The Value Equity Portfolio
--------------------------
Geewax, Terker & Co.                               99 Starr Street
                                                   Phoenixville, PA  19460

Institutional Capital                              225 West Wacker
Corporation                                        Suite 2400
                                                   Chicago, IL 60606

The Growth Equity Portfolio:
----------------------------
Jennison Associates LLC                            466 Lexington Ave.
                                                   New York, NY 10017

Goldman Sachs Asset Management                     85 Broad Street
                                                   New York, NY 10004

The Fixed Income Portfolio
The Intermediate Term Municipal Bond Portfolio:
-----------------------------------------------
Deutsched Asset Management, Inc.                   885 Third Avenue
                                                   New York, NY 10022-4802 and

                                                   150 S. Independence Square W.
                                                   Suite 726
                                                   Philadelphia, PA 19106

The Fixed Income II Portfolio
The  High Yield Bond Portfolio:
-------------------------------
Miller, Anderson & Sherrerd, LLP                   One Tower Bridge
                                                   West Conshohocken, PA  19428

Item 29.  Management Services.
          --------------------

          None.

Item 30.  Undertakings
          ------------

          Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Post-Effective Amendment No. 15 to be signed on its behalf by the undersigned, thereto duly authorized in the City of West Conshohocken and the State of Pennsylvania on this ____ day of July, 2000.

                                        The Hirtle Callaghan Trust

                                        /s/ Donald E. Callaghan
                                        --------------------------
                                        Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/_____________             Treasurer and Vice-President          _______, 2000
Robert J. Zion               (Principal Financial Officer)


/s/_____________                        Trustee                    _______, 2000
Donald E. Callaghan


/s/_____________*                       Trustee*                   _______, 2000
Ross H. Goodman


/s/_____________                        Trustee*                   _______, 2000
Jonathan J. Hirtle


/s/_____________                        Trustee*                   _______, 2000
Jarrett Burt Kling


/s/_____________*                       Trustee*                   _______, 2000
R. Richard Williams


/s/_____________*                       Trustee*                   _______, 2000
Richard W. Wortham, III

* Signed by Donald E. Callaghan, pursuant to powers of attorney dated August 16, 1999.